Prospectus

March 1, 2009

Domestic Equity Funds

Growth Funds

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Value Funds

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Overview of Harbor Domestic Equity Funds

The Funds’ Investment Styles

Each Harbor fund has its own investment style. A portfolio of equity securities provides a certain style based on the stocks’ growth or value characteristics and their market capitalizations. These “style boxes” show you each Harbor domestic equity fund’s principal investment style.

Legend:

HCAF       Harbor Capital Appreciation Fund

HMCGF    Harbor Mid Cap Growth Fund

HSCGF    Harbor Small Cap Growth Fund

HSCoGF    Harbor Small Company Growth Fund

HLCVF     Harbor Large Cap Value Fund

HMCVF    Harbor Mid Cap Value Fund

HSCVF     Harbor Small Cap Value Fund

HSMVF    Harbor SMID Value Fund

Who May Want to Invest in the Harbor Funds

The Harbor domestic equity funds may be an appropriate investment for investors:

■	With a long-term time horizon and no need for current income.
■	Willing to tolerate more risk than fixed income investments.
■	Willing to assume the risk of changes in the value of common stocks.

What is the Role of Harbor Capital Advisors

Harbor Capital Advisors, Inc., (the “Adviser”) a registered investment adviser, is the sponsor and the investment adviser of the Harbor family of no-load mutual funds. Each Harbor fund has different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., a financial services company headquartered in Rotterdam, The Netherlands, the Adviser selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the Funds.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for these funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

You Should Know

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement with any subadviser not affiliated with the Adviser.

Risk/Return Summary — Domestic Equity

HARBOR CAPITAL APPRECIATION FUND

INSTITUTIONAL CLASS

Fund #	012
Cusip	411511504
Ticker	HACAX
Inception Date	12-29-1987

ADMINISTRATIVE CLASS

Fund #	212
Cusip	411511827
Ticker	HRCAX
Inception Date	11-01-2002

INVESTOR CLASS

Fund #	412
Cusip	411511819
Ticker	HCAIX
Inception Date	11-01-2002

SUBADVISER

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Spiros Segalas

Portfolio Manager (since 1990)

Jennison has subadvised the Fund since 1990.

Investment Goal

Long-term growth of capital.

Principal Style Characteristics

Mid to large cap growth stocks.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:

■	Superior absolute and relative earnings growth
■	Superior sales growth, improving sales momentum and high levels of unit growth
■	High or improving profitability
■	Strong balance sheets

In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:

■	Strong market position with a defensible franchise
■	Unique marketing competence
■	Strong research and development leading to superior new product flow
■	Capable and disciplined management

The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Risk/Return Summary — Domestic Equity

HARBOR CAPITAL APPRECIATION FUND

Principal Risks — continued

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

■

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of widely recognized, unmanaged indices of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Capital Appreciation Fund

Institutional Class
Return Before Taxes	-37.13%	-2.08%	-2.08%	9.50%	12-29-1987
Return After Taxes on Distributions	-37.19%	-2.13%	-2.60%	N/A	—
Return After Taxes on Distributions and Sale of Fund Shares	-24.05%	-1.74%	-1.72%	N/A	—

Administrative Class
Return Before Taxes	-37.30%	2.32%	N/A	1.80%	11-01-2002

Investor Class
Return Before Taxes	-37.36%	-2.47%	N/A	1.60%	11-01-2002

Comparative Indices
Russell 1000® Growth
(reflects no deduction for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%	7.61%	12-29-1987[a]
S&P 500
(reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%	8.80%	12-29-1987[a]
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

Risk/Return Summary — Domestic Equity

HARBOR CAPITAL APPRECIATION FUND

Fund Performance — continued

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year for the past ten years.

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(for the past 10 years)

		Total Return	Quarter/Year
	Best Quarter	30.01%	4th/1998
	Worst Quarter	-20.75%	4th/2008

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.10%	0.10%	0.22%

Total annual fund operating expenses	0.70%	0.95%	1.07%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$72	$224	$390	$871

Administrative Class	$97	$303	$525	$1,166

Investor Class	$109	$340	$590	$1,306

Risk/Return Summary — Domestic Equity

HARBOR MID CAP GROWTH FUND

INSTITUTIONAL CLASS

Fund #	019
Cusip	411511876
Ticker	HAMGX
Inception Date	11-01-2000

ADMINISTRATIVE CLASS

Fund #	219
Cusip	411511793
Ticker	HRMGX
Inception Date	11-01-2002

INVESTOR CLASS

Fund #	419
Cusip	411511785
Ticker	HIMGX
Inception Date	11-01-2002

SUBADVISER

Wellington Management

Company, LLP

75 State Street Boston,

MA 02109

Michael T. Carmen, CFA, CPA

Portfolio Manager (since 2005)

Mario E. Abularach, CFA

Equity Research Analyst (since 2006)

Wellington Management has subadvised the Fund since September 20, 2005.

Investment Goal

Long-term growth of capital.

Principal Style Characteristics

Mid cap companies with significant capital appreciation potential.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2008, the range of the Index was $.024 billion to $14.6 billion, but it is expected to change frequently.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential investment in the Fund’s portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:

■	Strong earnings growth
■	Improving operating trends
■	Competitive advantages such as a superior management team
■	Attractive relative value within the context of a security’s primary trading market

Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days advance notice to its shareholders. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Risk/Return Summary — Domestic Equity

HARBOR MID CAP GROWTH FUND

Principal Risks — continued

■

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

■

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the Fund’s performance.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Mid Cap Growth Fund

Institutional Class
Return Before Taxes	-42.72%	0.70%	-5.43%	11-01-2000
Return After Taxes on Distributions	-42.72%	0.10%	-5.78%	—
Return After Taxes on Distributions and Sale of Fund Shares	-27.77%	0.64%	-4.44%	—

Administrative Class
Return Before Taxes	-42.90%	0.52%	7.03%	11-01-2002

Investor Class
Return Before Taxes	-42.90%	0.36%	6.90%	11-01-2002

Comparative Index
Russell Midcap® Growth
(reflects no deduction for fees, expenses or taxes)	-44.32%	-2.33%	-5.95%	11-01-2000	[a]
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

Risk/Return Summary — Domestic Equity

HARBOR MID CAP GROWTH FUND

Fund Performance — continued

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

TOTAL RETURNS FOR THE PERIODS ENDED OCTOBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	30.25%	4th/2001
	Worst Quarter	-34.77%	3rd/2001

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.15%	0.15%	0.28%

Total annual fund operating expenses	0.90%	1.15%	1.28%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$92	$287	$498	$1,108

Administrative Class	$117	$365	$633	$1,398

Investor Class	$130	$406	$702	$1,545

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS

Fund #	010
Cusip	411511868
Ticker	HASGX
Inception Date	11-01-2000

ADMINISTRATIVE CLASS

Fund #	210
Cusip	411511769
Ticker	HRSGX
Inception Date	11-01-2002

INVESTOR CLASS

Fund #	410
Cusip	411511777
Ticker	HISGX
Inception Date	11-01-2002

SUBADVISER

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

William Muggia

Lead Portfolio Manager (since 2000)

Arthur Bauernfeind

Portfolio Manager (since 2000)

Matthew Strobeck

Portfolio Manager (since 2008)

Ethan Meyers

Portfolio Manager (since 2000)

Scott Emerman

Portfolio Manager (since 2002)

Westfield has subadvised the Fund since its inception in 2000.

Harbor Small Cap Growth Fund is closed to new investors.

Investment Goal

Long-term growth of capital.

Principal Style Characteristics

Small cap growth stocks demonstrating consistent or accelerating earnings growth.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2008, the range of the Index was $9.3 million to $3.3 billion, but it is expected to change frequently.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser’s strict fundamental criteria and then performing a qualitative review on each identified company to select companies for investment in the Fund’s portfolio. This means that the Subadviser’s individual stock selections primarily determine the Fund’s sector weightings. The Subadviser’s research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

■	Accelerating earnings growth
■	Strong balance sheet
■	Attractive valuation as measured by price/earnings to growth ratio

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

■	Superior company management
■	Significant insider ownership
■	Unique market position and broad market opportunities
■	Solid financial controls and accounting

The Fund normally expects to invest in approximately 60 to 70 companies. Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days’ advance notice to its shareholders.

Principal Risks

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP GROWTH FUND

Principal Risks — continued

■	Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Small Cap Growth Fund

Institutional Class
Return Before Taxes	-40.42%	-2.49%	1.06%	11-01-2000
Return After Taxes on Distributions	-40.71%	-3.64%	0.32%	—
Return After Taxes on Distributions and Sale of Fund Shares	-26.46%	-1.70%	1.16%	—

Administrative Class
Return Before Taxes	-40.60%	-2.75%	3.58%	11-01-2002

Investor Class
Return Before Taxes	-40.66%	-2.88%	3.42%	11-01-2002

Comparative Index
Russell 2000® Growth
(reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-3.86%	11-01-2000[a]
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	21.54%	2nd/2003
	Worst Quarter	-26.85%	4th/2008

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP GROWTH FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.12%	0.12%	0.24%

Total annual fund operating expenses	0.87%	1.12%	1.24%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$89	$278	$482	$1,073

Administrative Class	$114	$356	$617	$1,363

Investor Class	$126	$393	$681	$1,500

Risk/Return Summary — Domestic Equity

HARBOR SMALL COMPANY GROWTH FUND

INSTITUTIONAL CLASS

Fund #	026
Cusip	411511496
Ticker	HGSCX
Inception Date	02-01-2006

ADMINISTRATIVE CLASS

Fund #	226
Cusip	411511470
Ticker	HSGRX
Inception Date	02-01-2006

INVESTOR CLASS

Fund #	426
Cusip	411511488
Ticker	HSGIX
Inception Date	02-01-2006

SUBADVISER

NorthPointe Capital LLC

101 West Big Beaver Road

Suite 745

Troy, MI 48084

Carl Wilk, CFP

Portfolio Manager (since 2006)

NorthPointe has subadvised the Fund since its inception in 2006.

Investment Goal

Long-term growth of capital.

Principal Style Characteristics

Small cap growth stocks demonstrating consistent or accelerating earnings growth.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2008, the range of the Index was $9.3 million to $3.3 billion, but it is expected to change frequently.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser utilizes a combination of quantitative analysis and fundamental research to identify companies that the Subadviser believes have a proven, consistent track record and a sustainable competitive advantage.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have strong fundamentals, including:

■	strong management team
■	solid balance sheet
■	attractive valuations

The Subadviser then looks for catalysts that it believes may accelerate future earnings growth, such as:

■	development of new products, technology or markets
■	formation of a new management team
■	rising earnings and/or margins

The Subadviser seeks to control overall risk in the portfolio by maintaining a portfolio of typically between 60 to 80 companies and by employing a disciplined sell strategy. This strategy involves trimming or selling positions when a stock does not meet the Subadviser’s expectations, it reaches or exceeds the Subadviser’s valuation targets or the Subadviser identifies more attractive investment alternatives.

The Fund may invest without limit in equity securities of small cap companies purchased in initial public offerings (“IPOs”) although there can be no assurance that the Fund will have meaningful access to IPOs.

Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days’ advance notice to its shareholders.

Principal Risks

Stocks do fluctuate in price, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■	Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value.

■	Growth style risk: Over time, a growth investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Risk/Return Summary — Domestic Equity

HARBOR SMALL COMPANY GROWTH FUND

Principal Risks — continued

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

■

Initial public offering risk: The Fund may have limited access to IPOs and may not be able to buy any or as many shares as it would like at the IPO price. The price of shares purchased in an IPO can be significantly more volatile than the price of shares of stocks with an established trading history. The price of shares purchased in an IPO can experience significant and sudden price drops.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the Fund’s performance.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Small Company Growth Fund

Institutional Class
Return Before Taxes	-52.34%	N/A	-20.67%
Return After Taxes on Distributions	-52.34%	N/A	-21.17%
Return After Taxes on Distributions and Sale of Fund Shares	-34.02%	N/A	-16.97%

Administrative Class
Return Before Taxes	-52.45%	N/A	-20.89%

Investor Class
Return Before Taxes	-52.56%	N/A	-21.00%

Comparative Index
Russell 2000® Growth
(reflects no deduction for fees, expenses or taxes)	-38.54%	N/A	-12.39%

Risk/Return Summary —Domestic Equity

HARBOR SMALL COMPANY GROWTH FUND

Fund Performance — continued

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	7.74%	2nd/2007
	Worst Quarter	-33.29%	4th/2008

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees	None	None	None
(fees paid directly from your investment)
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.52%	0.53%	0.50%

Total annual fund operating expenses	1.27%	1.53%	1.50%
Waiver due to contractual expense limitation (until 02-28-2010)	0.40%	0.41%	0.26%

Net annual fund operating expenses	0.87%	1.12%	1.24%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$89	$363	$659	$1,499

Administrative Class	$114	$443	$795	$1,789

Investor Class	$126	$449	$794	$1,768

Risk/Return Summary — Domestic Equity

HARBOR LARGE CAP VALUE FUND

INSTITUTIONAL CLASS

Fund #	013
Cusip	411511603
Ticker	HAVLX
Inception Date	12-29-1987

ADMINISTRATIVE CLASS

Fund #	213
Cusip	411511751
Ticker	HRLVX
Inception Date	11-01-2002

INVESTOR CLASS

Fund #	413
Cusip	411511744
Ticker	HILVX
Inception Date	11-01-2002

SUBADVISER

Cohen & Steers Capital Management, Inc.

280 Park Avenue

10th Floor, New York, NY 10017

Richard E. Helm, CFA

Portfolio Manager (since 2007)

Cohen & Steers has subadvised the Fund since June 19, 2007.

Investment Goal

Long-term total return.

Principal Style Characteristics

Large cap value stocks.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2008, the range of the Index was $.024 billion to $406.1 billion, but it is expected to change frequently.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies for investment that the Subadviser believes are undervalued. The Subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the Subadviser believes will deliver superior capital appreciation and income over the long term. The Subadviser generally expects to hold a diversified portfolio of 60 to 80 companies.

The Subadviser seeks to invest in companies that it believes:

■	Maintain competitive positions within their industries
■	Have strong company management implementing a solid business model
■	Generate attractive and sustainable cash flow
■	Have a commitment to dividends and dividend growth
■	Trade at prices below their future valuation targets

Under normal market conditions, the Subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index’s sector weighting or 40% of the total portfolio, whichever is lower. Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days’ advance notice to its shareholders. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Risk/Return Summary — Domestic Equity

HARBOR LARGE CAP VALUE FUND

Principal Risks — continued

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Large Cap Value Fund

Institutional Class
Return Before Taxes	-33.33%	-0.13%	1.92%	8.69%	12-29-1987
Return After Taxes on Distributions	-33.59%	-2.43%	0.02%	N/A	—
Return After Taxes on Distributions and Sale of Fund Shares	-21.24%	1.13%	1.35%	N/A	—

Administrative Class
Return Before Taxes	-33.41%	-0.33%	N/A	3.73%	11-01-2002

Investor Class
Return Before Taxes	-33.50%	-0.50%	N/A	3.50%	11-01-2002

Comparative Index
Russell 1000® Value
(reflects no deduction for fees, expenses or taxes)	-36.85%	-0.79%	1.36%	9.70%	12-29-1987	[a]
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year for the past ten years.

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(for the past 10 years)

		Total Return	Quarter/Year
	Best Quarter	15.81%	2nd/2003
	Worst Quarter	-21.19%	4th/2008

Risk/Return Summary — Domestic Equity

HARBOR LARGE CAP VALUE FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.16%	0.17%	0.28%

Total annual fund operating expenses[2]	0.76%	1.02%	1.13%
[1]	Restated to reflect current expenses.
[2]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2009 to 0.71% for the Institutional Class, 0.96% for the Administrative Class, and 1.07% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$78	$243	$422	$942

Administrative Class	$104	$325	$563	$1,248

Investor Class	$115	$359	$622	$1,375

Risk/Return Summary — Domestic Equity

HARBOR MID CAP VALUE FUND

INSTITUTIONAL CLASS

Fund #	023
Cusip	411511835
Ticker	HAMVX
Inception Date	03-01-2002

ADMINISTRATIVE CLASS

Fund #	223
Cusip	411511728
Ticker	HRMVX
Inception Date	11-01-2002

INVESTOR CLASS

Fund #	423
Cusip	411511736
Ticker	HIMVX
Inception Date	11-01-2002

SUBADVISER

LSV Asset Management

1 North Wacker Drive

Chicago, IL 60606

Josef Lakonishok, Ph.D.

Portfolio Manager (since 2004)

Menno Vermeulen, CFA

Portfolio Manager (since 2004)

Puneet Mansharamani

Portfolio Manager (since 2006)

LSV has subadvised the Fund since September 30, 2004.

Investment Goal

Long-term total return.

Principal Style Characteristics

Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser’s opinion, are out of favor (undervalued) in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2008, the range of the Index was $.024 billion to $13.7 billion, but it is expected to change frequently.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

■	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,
■	indicators of past negative market sentiment, such as poor past stock price performance,
■	indicators of recent momentum, such as high recent stock price performance, and
■	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

The Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days advance notice to its shareholders.

Principal Risks

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Risk/Return Summary — Domestic Equity

HARBOR MID CAP VALUE FUND

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Mid Cap Value Fund

Institutional Class
Return Before Taxes	-37.05%	-2.81%	-1.23%	03-01-2002
Return After Taxes on Distributions	-37.48%	-3.65%	-1.86%	03-01-2002
Return After Taxes on Distributions and Sale of Fund Shares	-23.53%	-2.25%	-0.96%	03-01-2002

Administrative Class
Return Before Taxes	-37.21%	-2.98%	1.46%	11-01-2002

Investor Class
Return Before Taxes	-37.30%	-3.09%	1.35%	11-01-2002

Comparative Index
Russell Midcap® Value	-38.44%	0.33%	3.14%	03-01-2002	[a]
(reflects no deduction for fees, expenses or taxes)
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	15.30%	2nd/2003
	Worst Quarter	-24.36%	4th/2008

Risk/Return Summary — Domestic Equity

HARBOR MID CAP VALUE FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.25%	0.27%	0.37%

Total annual fund operating expenses[2]	1.00%	1.27%	1.37%
[1]	Restated to reflect current expenses.
[2]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2009 to 0.98% for the Institutional Class, 1.23% for the Administrative Class, and 1.35% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$102	$318	$552	$1,225

Administrative Class	$129	$403	$697	$1,534

Investor Class	$139	$434	$750	$1,646

Risk/Return Summary — Domestic Equity

HARBOR SMID VALUE FUND

INSTITUTIONAL CLASS

Fund #	028
Cusip	411511421
Ticker	HASMX
Inception Date	05-01-2007

ADMINISTRATIVE CLASS

Fund #	228
Cusip	411511439
Ticker	HRSMX
Inception Date	05-01-2007

INVESTOR CLASS

Fund #	428
Cusip	411511413
Ticker	HISMX
Inception Date	05-01-2007

SUBADVISER

Evercore Asset Management, LLC

55 East 52nd Street

New York, NY 10055

Andrew Moloff

Portfolio Manager (since 2007)

Greg Sawers

Portfolio Manager (since 2007)

Evercore has subadvised the Fund since its inception in 2007.

Investment Goal

Long-term total return.

Principal Style Characteristics

Small to mid cap value stocks.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common stocks, of small and mid capitalization companies. We define small and mid cap companies as those with market capitalizations that fall within the range of the Russell 2500TM Value Index. As of December 31, 2008, the range of the Index was $7.8 million to $7.8 billion, but it is expected to change frequently.

The Subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The Subadviser seeks to benefit from those investment opportunities by developing, through disciplined, fundamental bottom-up research, an assessment of a company’s intrinsic value. The Subadviser employs a long-term perspective when determining a company’s intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company’s business. The Subadviser constructs a portfolio of undervalued companies for the Fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the Fund’s capitalization range based on the Subadviser’s estimate of the long-term normalized earning power of each company. The Subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

■	Have a compelling valuation relative to their long-term normalized earnings power
■	Show attractive valuations as a result of market overreactions to near-term events
■	Have an understandable business model and realistic plan to improve the business
■	Show an emerging competitive advantage

Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of smaller cap companies. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days’ advance notice to its shareholders. The Fund expects to invest in approximately 40 to 60 companies. In general, the Fund stays fully invested in stocks and does not try to time the market.

Principal Risks

Stocks do fluctuate in price, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Risk/Return Summary — Domestic Equity

HARBOR SMID VALUE FUND

Principal Risks — continued

■

Smaller cap risk: The Fund’s performance may be more volatile because it invests primarily in smaller cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

■

Limited issuers risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor SMID Value Fund

Institutional Class
Return Before Taxes	-44.18%	N/A	-39.47%
Return After Taxes on Distributions	-44.34%	N/A	-40.06%
Return After Taxes on Distributions and Sale of Fund Shares	-28.53%	N/A	-32.76%

Administrative Class
Return Before Taxes	-44.25%	N/A	-39.58%

Investor Class
Return Before Taxes	-44.34%	N/A	-39.67%

Comparative Index
Russell 2500™ Value
(reflects no deduction for fees, expenses or taxes)	-31.99%	N/A	-26.41%

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	7.30%	3rd/2008
	Worst Quarter	-27.33%	4th/2008

Risk/Return Summary — Domestic Equity

HARBOR SMID VALUE FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	3.22%	2.94%	3.08%

Total annual fund operating expenses	3.97%	3.94%	4.08%
Waiver due to contractual expense limitation (until 02-28-2010)	3.02%	2.74%	2.76%

Net annual fund operating expenses	0.95%	1.20%	1.32%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses, taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$97	$932	$1,784	$3,991

Administrative Class	$122	$949	$1,793	$3,983

Investor Class	$134	$988	$1,858	$4,103

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP VALUE FUND

INSTITUTIONAL CLASS

Fund #	022
Cusip	411511843
Ticker	HASCX
Inception Date	12-14-2001

ADMINISTRATIVE CLASS

Fund #	222
Cusip	411511710
Ticker	HSVRX
Inception Date	11-01-2002

INVESTOR CLASS

Fund #	422
Cusip	411511694
Ticker	HISVX
Inception Date	11-01-2002

SUBADVISER

EARNEST Partners LLC

1180 Peachtree Street NE

Suite 2300 Atlanta, GA 30309

Paul Viera

Portfolio Manager (since 2001)

EARNEST Partners has subadvised the Fund since its inception in 2001.

Investment Goal

Long-term total return.

Principal Style Characteristics

Small cap value stocks.

Principal Strategies and Investments

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2008, the range of the Index was $7.8 million to $3.3 billion, but it is expected to change frequently.

In general, the Fund stays fully invested in stocks and does not try to time the market. The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The Subadviser employs statistical analysis, designed to seek to limit company specific risk in the Fund’s portfolio.

The Fund generally expects to invest in approximately 55 to 70 companies. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.

Under normal circumstances, the Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days’ advance notice to its shareholders.

Principal Risks

Stocks fluctuate in price, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP VALUE FUND

Principal Risks — continued

■

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Small Cap Value Fund

Institutional Class
Return Before Taxes	-32.89%	-0.04%	5.75%	12-14-2001
Return After Taxes on Distributions	-32.92%	-0.36%	5.51%	12-14-2001
Return After Taxes on Distributions and Sale of Fund Shares	-21.25%	0.09%	5.10%	12-14-2001

Administrative Class
Return Before Taxes	-33.03%	-0.23%	6.45%	11-01-2002

Investor Class
Return Before Taxes	-33.16%	-0.45%	6.25%	11-01-2002

Comparative Index
Russell 2000® Value
(reflects no deduction for fees, expenses or taxes)	-28.92%	0.27%	4.57%	12-14-2001	[a]
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	19.75%	2nd/2003
	Worst Quarter	-25.27%	4th/2008

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP VALUE FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	0.12%	0.12%	0.24%

Total annual fund operating expenses	0.87%	1.12%	1.24%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$89	$278	$482	$1,073

Administrative Class	$114	$356	$617	$1,363

Investor Class	$126	$393	$681	$1,500

The Fund’s Investments

Additional Information about the Funds’ Principal Investments

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

PORTFOLIO TURNOVER

Each Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from a Fund’s performance. Certain Funds engage in more active and frequent trading than others. For the fiscal year ended October 31, 2008, the portfolio turnover rates for Harbor Mid Cap Growth Fund, Harbor Small Company Growth Fund and Harbor Large Cap Value Fund, were 125%, 161%, and 107%, respectively. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for these Funds, the Subadvisers believe that the portfolio transactions are in the best interests of shareholders.

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2008, Robeco Groep N.V., through its investment management subsidiaries, had approximately $154.4 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $33.0 billion as of December 31, 2008.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2008, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2009. This agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Growth Funds
Harbor Capital Appreciation Fund	0.60%	0.60%
Harbor Mid Cap Growth Fund	0.75%	0.75%
Harbor Small Cap Growth Fund	0.75%	0.75%
Harbor Small Company Growth Fund	0.75%	0.75%
Value Funds
Harbor Large Cap Value Fund	0.60%	0.60%
Harbor Mid Cap Value Fund	0.75%	0.75%
Harbor SMID Value Fund	0.75%	0.75%
Harbor Small Cap Value Fund	0.75%	0.75%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. The following table describes each Fund’s portfolio manager(s), the Subadviser that employs the manager and the manager’s business experience. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

	PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Growth Funds	Capital Appreciation
	Spiros Segalas Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	1990	President (since 1993), Chief Investment Officer (since 1973); and Director and Founding Member of Jennison (since 1969).
	Mid Cap Growth
	Michael T. Carmen, CFA, CPA Wellington Management Company, LLP 75 State Street Boston, MA 02109	2005	Senior Vice President (since 2003), and Equity Portfolio Manager (since 1999), Wellington Management.
	Mr. Abularach assists Mr. Carmen by providing portfolio management and securities analysis for the Fund.
	Mario E. Abularach, CFA Wellington Management Company, LLP	2006	Vice President and Equity Research Analyst (since 2001), Wellington Management.
	Small Cap Growth
	William Muggia Westfield Capital Management Company, L.P. One Financial Center Boston, MA 02111	2000	President, Chief Investment Officer, Chief Executive Officer, Partner and Portfolio Manager, Westfield (since 1994).
	Investment decisions are made by consensus of the Westfield Investment Committee, which is made up of Mr. Muggia, Mr. Bauernfeind, Mr. Strobeck, Mr. Meyers, Mr. Emerman, and the securities analysts of Westfield. Mr. Bauernfeind is Westfield’s economist and provides insight to the firm’s overall investment strategy. Mr. Strobeck provides security analysis in Healthcare; Mr. Meyers provides security analysis in Financials and Consumer Services; and Mr. Emerman provides security analysis in Consumer Discretionary and Consumer Staples. In addition, they assist Mr. Muggia with investment decision supervision and overall portfolio flow monitoring.
	Arthur Bauernfeind, CFA Westfield Capital Management Company, L.P.	2000	Chairman and Portfolio Manager, Westfield (since 1990).
	Matthew Strobeck Westfield Capital Management Company, L.P.	2008	Partner and Portfolio Manager, Westfield (since 2003).
	Ethan Meyers, CFA Westfield Capital Management Company, L.P.	2000	Partner and Portfolio Manager, Westfield (since 1999).
	Scott Emerman, CFA Westfield Capital Management Company, L.P.	2002	Partner and Portfolio Manager, Westfield (since 2002).
	Small Company Growth
	Carl Wilk NorthPointe Capital LLC 101 West Big Beaver Road Suite 745 Troy, MI 48084	2006	Portfolio Manager, NorthPointe Capital (since 2002).

The Adviser and Subadvisers

	PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Value Funds	Large Cap Value
	Richard E. Helm, CFA Cohen & Steers Capital Management, Inc. 280 Park Avenue 10th Floor New York, NY 10017	2007	Senior Vice President and head the large cap value portfolio management team, Cohen & Steers (since 2005); and Senior Portfolio Manager, WM Advisors, Inc. (2001-2005).
	Mid Cap Value
	Josef Lakonishok, Ph.D. LSV Asset Management 1 North Wacker Drive Chicago, IL 60606	2004	CEO, Founding Partner and Portfolio Manager, LSV (since 1994) and William G. Karnes Professor of Finance at the College of Commerce & Business Administration at the University of Illinois at Urbana-Champaign (since 1987).
	Menno Vermeulen, CFA LSV Asset Management	2004	Portfolio Manager, Senior Quantitative Analyst, LSV (since 1995) and Partner, LSV (since 1998).
	Puneet Mansharamani LSV Asset Management	2006	Portfolio Manager (since 2006) and Quantitative Analyst (since 2000), LSV.
	SMID Value
	The Subadviser will make investment decisions for the Fund using a research team approach. The research team is jointly managed by Andrew Moloff and Greg Sawers. Final authority on all portfolio investments rests with Andrew Moloff as Chief Investment Officer.
	Andrew Moloff Evercore Asset Management, LLC 55 East 52nd Street New York, NY 10055	2007	Chief Investment Officer, Portfolio Manager and Co-Founder, Evercore Asset Management (since 2005); and Head of Global Equity Research and Head of U.S. Equity Portfolio Management, Citigroup Asset Management (2002-2005).
	Greg Sawers Evercore Asset Management, LLC	2007	Chief Executive Officer, Portfolio Manager and Co-Founder, Evercore Asset Management (since 2005); and Global Head of Equity Research and Head of U.S. Equities, Credit Suisse Asset Management (2002-2005).
	Small Cap Value
	Paul Viera EARNEST Partners LLC 1180 Peachtree Street NE Suite 2300 Atlanta, GA 30309	2001	CEO, Portfolio Manager, and Founder of EARNEST Partners (since 1998).

The Adviser and Subadvisers

NorthPointe Capital Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by NorthPointe Capital LLC, which serves as the Subadviser to Harbor Small Company Growth Fund. The NorthPointe Capital Small Cap Growth Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by NorthPointe Capital that have investment objectives, policies and strategies substantially similar to those of the Fund. NorthPointe Capital has prepared the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of NorthPointe in managing all small cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ended October 31, 2008 were used.

The historical performance of the NorthPointe Capital Small Cap Growth Composite is not that of Harbor Small Company Growth Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on February 1, 2006. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts comprising the Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the Composite.

NORTHPOINTE CAPITAL’S SMALL CAP GROWTH COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2008:
Small Cap Growth Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	-53.12%	-17.23%	-5.43%	-0.20%
Composite net of all Administrative Class operating expenses	-53.26%	-17.45%	-5.67%	-0.50%
Composite net of all Investor Class operating expenses	-53.33%	-17.55%	-5.78%	-0.64%
Composite gross of all operating expenses	-52.62%	-16.46%	-4.58%	0.83%
Russell 2000® Growth Index	-38.54%

	For the Periods Ended December 31:
	2002**	2003	2004	2005	2006	2007	2008
Composite net of all Institutional Class operating expenses	-22.57%	68.75%	26.33%	5.61%	17.83%	2.65%	-53.12%
Composite net of all Administrative Class operating expenses	-22.73%	68.38%	26.03%	5.35%	17.55%	2.40%	-53.26%
Composite net of all Investor Class operating expenses	-22.81%	68.20%	25.89%	5.22%	17.41%	2.28%	-53.33%
Composite gross of all operating expenses	-22.02%	70.05%	27.37%	6.52%	18.82%	3.55%	-52.62%
Russell 2000® Growth Index	-28.87%	48.54%	14.31%	4.15%	13.34%	7.05%	-38.54%

*	This is not the performance of Harbor Small Company Growth Fund. As of December 31, 2008, the Small Cap Growth Composite was composed of 32 accounts, including the Harbor Small Company Growth Fund, totaling approximately $548.7 million. The inception date of the Composite was April 1, 2002.
**	For the period April 1, 2002 to December 31, 2002.

The Adviser and Subadvisers

Cohen & Steers U.S. Large Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Cohen & Steers Capital Management (“Cohen & Steers”), which serves as the Subadviser to Harbor Large Cap Value Fund. The Cohen & Steers U.S. Large Cap Value Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Cohen & Steers in Cohen & Steers’ U.S. large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Fund, Cohen & Steers has prepared and presented the historical performance shown for the Composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Cohen & Steers in managing all large cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor Class shares of Fund for the fiscal year ended October 31, 2008 were used.

The historical performance of the U.S. Large Cap Value Composite is not that of Harbor Large Cap Value Fund and is not necessarily indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, certain of the accounts comprising the Composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

COHEN & STEERS U.S. LARGE CAP VALUE COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2008:
U.S. Large Cap Value Composite*	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	-33.80%	-4.64%	-3.01%
Composite net of all Administrative Class operating expenses	-33.97%	-4.89%	-3.19%
Composite net of all Investor Class operating expenses	-34.04%	-4.99%	-3.37%
Composite gross of all operating expenses	-33.29%	-3.91%	-2.27%
Russell 1000® Value Index	-36.85%	-8.32%	-0.79%

	For the Periods Ended December 31:
	2005**	2006	2007	2008
Composite net of all Institutional Class operating expenses	3.88%	20.77%	8.45%	-33.80%
Composite net of all Administrative Class operating expenses	3.77%	20.46%	8.17%	-33.97%
Composite net of all Investor Class operating expenses	3.72%	20.33%	8.05%	-34.04%
Composite gross of all operating expenses	4.21%	21.69%	9.31%	-33.19%
Russell 1000® Value Index	2.24%	22.25%	-0.17%	-36.85%

*	This is not the performance of Harbor Large Cap Value Fund. As of December 31, 2008, the U.S. Large Cap Value Composite was composed of 12 accounts, including Harbor Large Cap Value Fund, totaling approximately $328.3 million. The inception date of the Composite is August 1, 2005, which reflects the date that the Fund’s portfolio manager began managing assets in this strategy for Cohen & Steers after commencing employment with Cohen & Steers. See the next page for information concerning this portfolio manager’s performance prior to his employment with Cohen & Steers.
**	For the period August 1, 2005 to December 31, 2005.

The Adviser and Subadvisers

Prior Fund Performance Information

Prior to commencing his employment with Cohen & Steers, Richard E. Helm, the portfolio manager for the Harbor Large Cap Value Fund served as portfolio manager for WM Advisors, Inc., a registered investment adviser. WM Advisors, Inc. is not affiliated with Cohen & Steers. During that period, he was the portfolio manager for the WM Equity Income Fund, a registered open-end investment company (the “Prior Fund”), which was managed by Mr. Helm in substantially the same manner as he manages the Harbor Large Cap Value Fund. The following table presents the past performance of the Prior Fund for the period of time that the portfolio manager was solely responsible for management of the Prior Fund. The Prior Fund had investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. The performance shown for the Prior Fund is that of its Class A shares, which is the class of shares with a Rule 12b-1 fee of 25 basis points or less that had the highest total annual operating expense ratio. During that period, the Class A shares of the Prior Fund had a higher total annual expense ratio than the Institutional Class of shares of the Harbor Large Cap Value Fund, a lower total annual expense ratio than the Investor Class of shares of the Harbor Large Cap Value Fund and a similar total annual expense ratio to the Administrative Class of shares of the Harbor Large Cap Value Fund.

The portfolio manager was solely responsible for managing the Prior Fund beginning March 15, 2001 through July 29, 2005. The inception date for the performance period shown below is April 1, 2001, which is the first month end date following the portfolio manager taking sole responsibility for managing the Prior Fund. The performance period ends on July 29, 2005, which is the date the portfolio manager ceased managing the Prior Fund.

The historical performance of the Prior Fund is not that of Harbor Large Cap Value Fund, and is not necessarily indicative of the Fund’s future results. Harbor Large Cap Value Fund’s actual performance may vary significantly from the past performance of the Prior Fund.

PRIOR FUND PERFORMANCE

	For the Periods Ended July 29, 2005:
Prior Fund*	1 Year	3 Years	Since Inception
Prior Fund performance (at net asset values)	22.22%	17.51%	10.39%
Russell 1000® Value Index	19.03%	15.76%	7.05%

	For the Periods Ended December 31:
	2002	2003	2004
Prior Fund performance (at net asset values)	-12.82%	29.22%	18.72%
Russell 1000® Value Index	-15.52%	30.03%	16.49%

*	This is not the performance of Harbor Large Cap Value Fund. As of July 29, 2005, the Prior Fund was composed of approximately $2.3 billion in net assets. The performance period runs from April 1, 2001 through July 29, 2005. The total annual operating expenses for the Prior Fund for the fiscal years ended October 31, 2001, 2002, 2003 and 2004 were 0.96%, 0.97%, 0.95% and 0.91%, respectively. The Prior Fund performance does not reflect the imposition of that fund’s Class A sales load. Harbor Large Cap Value Fund does not assess any sales loads.

The Adviser and Subadvisers

Evercore Asset Management SMID-Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Evercore Asset Management, LLC, which serves as the Subadviser to Harbor SMID Value Fund. The Evercore Asset Management SMID-Cap Value Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Evercore Asset Management that have investment objectives, policies and strategies substantially similar to those of the Fund. Evercore Asset Management has prepared and presented the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Evercore Asset Management in managing all small to mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ended October 31, 2008 were used.

The historical performance of the Evercore Asset Management SMID-Cap Value Composite is not that of Harbor SMID Value Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on May 1, 2007. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, certain of the accounts comprising the Composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the Composite, they may have had an adverse effect on the performance results of the Composite.

EVERCORE ASSET MANAGEMENT SMID-CAP VALUE COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2008:
Evercore Asset Management SMID-Cap Value Composite*	1 Year	Since Inception
Composite net of all Institutional Class operating expenses	-46.74%	-21.80%
Composite net of all Administrative Class operating expenses	-46.88%	-22.00%
Composite net of all Investor Class operating expenses	-46.94%	-22.09%
Composite gross of all operating expenses	-46.24%	-21.06%
Russell 2500™ Value Index	-31.99%	-12.80%

	For the Periods Ended December 31:
	2006**	2007	2008
Composite net of all Institutional Class operating expenses	8.79%	-12.23%	-46.74%
Composite net of all Administrative Class operating expenses	8.58%	-12.45%	-46.88%
Composite net of all Investor Class operating expenses	8.48%	-12.56%	-46.94%
Composite gross of all operating expenses	9.56%	-11.40%	-46.24%
Russell 2500™ Value Index	8.79%	-7.27%	-31.99%

*	This is not the performance of Harbor SMID Value Fund. As of December 31, 2008, the SMID-Cap Value Composite was composed of 3 accounts, including the Harbor SMID Value Fund, totaling approximately $7.4 million. The inception date of the Composite was April 1, 2006.
**	For the period April 1, 2006 to December 31, 2006.

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.09% of the average daily net assets

■      Limited only to eligible retirement plans and financial intermediaries

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.09% of the average daily net assets

■      $50,000* minimum investment in each Fund

■      Available to individual and institutional investors

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.21% of the average daily net assets

■      $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Small Cap Growth Fund is closed to new investors. See the Statement of Additional Information for details regarding this policy.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our web site at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our web site at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

Shareholder and Account Policies

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, systematic exchange or systematic withdrawal plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate

Shareholder and Account Policies

action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is

Shareholder and Account Policies

traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international Funds calculate their net asset values.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

Shareholder and Account Policies

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Company Growth Fund, Harbor Mid Cap Value Fund, Harbor SMID Value Fund and Harbor Small Cap Value Fund expect any distributions to be primarily from capital gains. The Harbor Large Cap Value Fund expects any distributions to be from both capital gains and net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TELEPHONE SERVICES

1-800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

Investor Services

Shareholders participating in an automatic investment plan, systematic exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic/systematic plans without notice to participating shareholders.

Your automatic investment plan, systematic exchange plan, systematic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 1-800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Automatic Options form or you may download the form from our web site at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our web site by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future systematic investment plan purchases.

By using the automatic investment or systematic exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

SYSTEMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

SYSTEMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR CAPITAL APPRECIATION FUND
Institutional Class
October 31, 2008	$38.95	$.16 [a]	$(14.05)	$(13.89)	$(.12)	$—	$(.12)
October 31, 2007	32.65	.14 [a]	6.23	6.37	(.07)	—	(.07)
October 31, 2006	31.02	.07 [a]	1.59	1.66	(.03)	—	(.03)
October 31, 2005	26.81	.13 [a]	4.19	4.32	(.11)	—	(.11)
October 31, 2004	25.21	.02 [a]	1.63	1.65	(.05)	—	(.05)
Administrative Class
October 31, 2008	$38.73	$.07 [a]	$(13.97)	$(13.90)	$(.03)	$—	$(.03)
October 31, 2007	32.47	.06 [a]	6.20	6.26	—	—	—
October 31, 2006	30.90	.05 [a]	1.52	1.57	—	—	—
October 31, 2005	26.77	—	4.23	4.23	(.10)	—	(.10)
October 31, 2004	25.21	—	1.59	1.59	(.03)	—	(.03)
Investor Class
October 31, 2008	$38.48	$.03 [a]	$(13.88)	$(13.85)	$—	$—	$—
October 31, 2007	32.31	.01 [a]	6.16	6.17	—	—	—
October 31, 2006	30.79	(.02)[a]	1.54	1.52	—	—	—
October 31, 2005	26.65	.05 [a]	4.11	4.16	(.02)	—	(.02)
October 31, 2004	25.12	(.05)[a]	1.58	1.53	—	—	—
HARBOR MID CAP GROWTH FUND
Institutional Class
October 31, 2008	$10.16	$—	$(4.06)	$(4.06)	$(.01)	$(.46)	$(.47)
October 31, 2007	7.59	.03 [a]	2.59	2.62	(.02)	(.03)	(.05)
October 31, 2006	7.31	—	1.13	1.13	—	(.85)	(.85)
October 31, 2005[f]	6.15	(.03)[a]	1.19	1.16	—	—	—
October 31, 2004	5.96	—	.19	.19	—	—	—
Administrative Class
October 31, 2008	$10.11	$(.01)[a]	$(4.05)	$(4.06)	$—	$(.46)	$(.46)
October 31, 2007	7.57	.01 [a]	2.57	2.58	(.01)	(.03)	(.04)
October 31, 2006	7.31	—	1.11	1.11	—	(.85)	(.85)
October 31, 2005[f]	6.15	—	1.16	1.16	—	—	—
October 31, 2004	5.96	(.04)[a]	.23	.19	—	—	—
Investor Class
October 31, 2008	$10.04	$(.03)[a]	$(4.01)	$(4.04)	$—	$(.46)	$(.46)
October 31, 2007	7.52	.02 [a]	2.53	2.55	—	(.03)	(.03)
October 31, 2006	7.28	(.01)[a]	1.10	1.09	—	(.85)	(.85)
October 31, 2005[f]	6.15	(.04)[a]	1.17	1.13	—	—	—
October 31, 2004	5.96	.01 [a]	.18	.19	—	—	—
HARBOR SMALL CAP GROWTH FUND
Institutional Class
October 31, 2008	$14.95	$(.07)[a]	$(4.95)	$(5.02)	$—	$(1.93)	$(1.93)
October 31, 2007	13.69	(.07)[a]	2.55	2.48	—	(1.22)	(1.22)
October 31, 2006	13.00	—	1.74	1.74	—	(1.05)	(1.05)
October 31, 2005	12.82	(.06)[a]	1.07	1.01	—	(.83)	(.83)
October 31, 2004	12.05	—	.77	.77	—	—	—
Administrative Class
October 31, 2008	$14.77	$(.08)[a]	$(4.89)	$(4.97)	$—	$(1.93)	$(1.93)
October 31, 2007	13.57	(.14)[a]	2.56	2.42	—	(1.22)	(1.22)
October 31, 2006	12.92	(.03)[a]	1.73	1.70	—	(1.05)	(1.05)
October 31, 2005	12.78	(.07)[a]	1.04	.97	—	(.83)	(.83)
October 31, 2004	12.05	(.02)[a]	.75	.73	—	—	—
Investor Class
October 31, 2008	$14.62	$(.13)[a]	$(4.79)	$(4.92)	$—	$(1.93)	$(1.93)
October 31, 2007	13.47	(.16)[a]	2.53	2.37	—	(1.22)	(1.22)
October 31, 2006	12.85	(.02)[a]	1.69	1.67	—	(1.05)	(1.05)
October 31, 2005	12.74	(.09)[a]	1.03	.94	—	(.83)	(.83)
October 31, 2004	12.02	.02 [a]	.70	.72	—	—	—

See page 54 for notes to the Financial Highlights.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	Portfolio Turnover (%)

$24.94	$5,452,974	(35.75)%[b]		.68%	.67%[a]		.47%[a]	82%
38.95	8,723,355	19.55	[b]	.67	.66	[a]	.38 [a]	69
32.65	7,882,712	5.35	[b]	.67	.67	[a]	.25 [a]	71
31.02	7,187,988	16.14	[b]	.68	.68	[a]	.44 [a]	69
26.81	6,497,130	6.54	[b]	.68	.67	[a]	.09 [a]	67

$24.80	$235,457	(35.92)%		.93%	.92%[a]		.21%[a]	82%
38.73	294,586	19.28	[b]	.93	.92	[a]	.13 [a]	69
32.47	207,852	5.08	[b]	.92	.92	[a]	—	71
30.90	123,018	15.84	[b]	.92	.92	[a]	(.13)[a]	69
26.77	11,775	6.32	[b]	.93	.92	[a]	(.18)[a]	67

$24.63	$497,007	(35.99)%[b]		1.05%	1.05%[a]		.10%[a]	82%
38.48	830,840	19.10	[b]	1.05	1.04	[a]	(.01)[a]	69
32.31	562,859	4.94	[b]	1.07	1.07	[a]	(.15)[a]	71
30.79	304,676	15.62	[b]	1.10	1.10	[a]	(.10)[a]	69
26.65	101,372	6.09	[b]	1.11	1.10	[a]	(.35)[a]	67

$5.63	$222,085	(41.76)%[b]		.88%	.87%[a]		.05%[a]	125%
10.16	271,736	34.71	[b]	.91	.89	[a]	.36 [a]	107
7.59	110,633	16.30	[b]	1.06	.94	[a]	(.30)[a]	131
7.31	53,447	18.86	[b]	1.15	.95	[a]	(.48)[a]	177
6.15	49,275	3.19	[b]	1.12	.98	[a]	(.65)[a]	77

$5.59	$159,450	(41.94)%		1.13%	1.12%[a]		(.21)%[a]	125%
10.11	74,885	34.31	[b]	1.16	1.14	[a]	.14 [a]	107
7.57	46,402	15.99	[b]	1.30	1.18	[a]	(.58)[a]	131
7.31	14	18.86	[b]	1.38	1.18	[a]	(.67)[a]	177
6.15	1	3.19	[b]	1.31	1.23	[a]	(.90)[a]	77

$5.54	$84,943	(42.04)%[b]		1.26%	1.25%[a]		(.31)%[a]	125%
10.04	152,935	34.08	[b]	1.29	1.27	[a]	(.06)[a]	107
7.52	6,782	15.77	[b]	1.44	1.32	[a]	(.69)[a]	131
7.28	1,737	18.37	[b]	1.58	1.38	[a]	(.87)[a]	177
6.15	891	3.19	[b]	1.56	1.38	[a]	(1.06)[a]	77

$8.00	$308,330	(38.07)%[b]		.85%	.84%[a]		(.61)%[a]	56%
14.95	648,885	19.65	[b]	.84	.82	[a]	(.52)[a]	50
13.69	633,956	14.17	[b]	.82	.82	[a]	(.35)[a]	55
13.00	635,132	7.83	[b]	.84	.84	[a]	(.40)[a]	69
12.82	709,318	6.39	[b]	.85	.83	[a]	(.48)[a]	54

$7.87	$24,337	(38.21)%[b]		1.10%	1.09%[a]		(.86)%[a]	56%
14.77	39,877	19.35	[b]	1.08	1.07	[a]	(.77)[a]	50
13.57	48,525	13.93	[b]	1.07	1.07	[a]	(.60)[a]	55
12.92	40,916	7.52	[b]	1.09	1.09	[a]	(.66)[a]	69
12.78	8,074	6.06	[b]	1.09	1.08	[a]	(.73)[a]	54

$7.77	$21,321	(38.27)%[b]		1.22%	1.21%[a]		(.98)%[a]	56%
14.62	42,755	19.11	[b]	1.21	1.20	[a]	(.90)[a]	50
13.47	47,263	13.77	[b]	1.22	1.22	[a]	(.74)[a]	55
12.85	32,440	7.31	[b]	1.27	1.27	[a]	(.83)[a]	69
12.74	26,527	5.90	[b]	1.27	1.25	[a]	(.91)[a]	54

Financial Highlights — Continued

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR SMALL COMPANY GROWTH FUND
Institutional Class
October 31, 2008	$11.63	$(.04)[a]		$(5.68)	$(5.72)	$—	$(.62)	$(.62)
October 31, 2007	10.18	(.03)[a]		1.48	1.45	—	—	—
October 31, 2006[g]	10.00	—		.18	.18	—	—	—
Administrative Class
October 31, 2008	$11.57	$(.05)[a]		$(5.65)	$(5.70)	$—	$(.62)	$(.62)
October 31, 2007	10.16	(.03)[a]		1.44	1.41	—	—	—
October 31, 2006[g]	10.00	(.01)[a]		.17	.16	—	—	—
Investor Class
October 31, 2008	$11.55	$.04	[a]	$(5.74)	$(5.70)	$—	$(.62)	$(.62)
October 31, 2007	10.15	(.09)[a]		1.49	1.40	—	—	—
October 31, 2006[g]	10.00	(.02)[a]		.17	.15	—	—	—
HARBOR LARGE CAP VALUE FUND
Institutional Class
October 31, 2008	$21.20	$.19	[a]	$(3.94)	$(3.75)	$(.19)	$(10.66)	$(10.85)
October 31, 2007[h]	18.79	.41	[a]	2.54	2.95	(.26)	(.28)	(.54)
October 31, 2006	16.63	.22	[a]	2.13	2.35	(.19)	—	(.19)
October 31, 2005	15.00	.16	[a]	1.63	1.79	(.16)	—	(.16)
October 31, 2004	13.52	.14	[a]	1.45	1.59	(.11)	—	(.11)
Administrative Class
October 31, 2008	$21.17	$.24	[a]	$(4.01)	$(3.77)	$(.15)	$(10.66)	$(10.81)
October 31, 2007[h]	18.77	.20	[a]	2.69	2.89	(.21)	(.28)	(.49)
October 31, 2006	16.62	.16	[a]	2.14	2.30	(.15)	—	(.15)
October 31, 2005	14.99	.14	[a]	1.61	1.75	(.12)	—	(.12)
October 31, 2004	13.52	.08	[a]	1.50	1.58	(.11)	—	(.11)
Investor Class
October 31, 2008	$21.10	$.17	[a]	$(3.95)	$(3.78)	$(.08)	$(10.66)	$(10.74)
October 31, 2007[h]	18.70	.19	[a]	2.67	2.86	(.18)	(.28)	(.46)
October 31, 2006	16.58	.14	[a]	2.12	2.26	(.14)	—	(.14)
October 31, 2005	14.96	.07	[a]	1.64	1.71	(.09)	—	(.09)
October 31, 2004	13.49	.10	[a]	1.43	1.53	(.06)	—	(.06)
HARBOR MID CAP VALUE FUND
Institutional Class
October 31, 2008	$13.43	$.32	[a]	$(5.52)	$(5.20)	$(.19)	$(.47)	$(.66)
October 31, 2007	13.26	.17	[a]	.49	.66	(.12)	(.37)	(.49)
October 31, 2006	11.90	.13	[a]	1.65	1.78	(.13)	(.29)	(.42)
October 31, 2005	11.09	.14	[a]	1.68	1.82	(.05)	(.96)	(1.01)
October 31, 2004[i]	10.06	.02	[a]	1.01	1.03	—	—	—
Administrative Class
October 31, 2008	$13.38	$.24	[a]	$(5.46)	$(5.22)	$(.15)	$(.47)	$(.62)
October 31, 2007	13.24	.20	[a]	.42	.62	(.11)	(.37)	(.48)
October 31, 2006	11.90	.10	[a]	1.66	1.76	(.13)	(.29)	(.42)
October 31, 2005	11.09	.04	[a]	1.76	1.80	(.04)	(.95)	(.99)
October 31, 2004[i]	10.06	.02	[a]	1.01	1.03	—	—	—
Investor Class
October 31, 2008	$13.37	$.32	[a]	$(5.55)	$(5.23)	$(.12)	$(.47)	$(.59)
October 31, 2007	13.22	.18	[a]	.43	.61	(.09)	(.37)	(.46)
October 31, 2006	11.88	.12		1.62	1.74	(.11)	(.29)	(.40)
October 31, 2005	11.09	.07		1.71	1.78	(.04)	(.95)	(.99)
October 31, 2004[i]	10.06	(.01)		1.04	1.03	—	—	—
HARBOR SMID VALUE FUND
Institutional Class
October 31, 2008	$8.88	$.06	[a]	$(4.03)	$(3.97)	$(.09)	$(.21)	$(.30)
October 31, 2007[j]	10.00	.06	[a]	(1.18)	(1.12)	—	—	—
Administrative Class
October 31, 2008	$8.87	$.07	[a]	$(4.05)	$(3.98)	$(.07)	$(.21)	$(.28)
October 31, 2007[j]	10.00	.05	[a]	(1.18)	(1.13)	—	—	—
Investor Class
October 31, 2008	$8.86	$.05	[a]	$(4.04)	$(3.99)	$(.06)	$(.21)	$(.27)
October 31, 2007[j]	10.00	.04	[a]	(1.18)	(1.14)	—	—	—

See page 54 for notes to the Financial Highlights.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$5.29	$7,936	(51.66)%[b]		1.25%	.87%[a]		(.55)%[a]		161%
11.63	15,110	14.24	[b]	1.61	.87	[a]	(.29)[a]		92
10.18	7,559	1.80	[b,d]	3.11 [c]	.92	[a,c]	(.38)[a,c]		53 [d]

$5.25	$3,528	(51.76)%[b]		1.51%	1.12%[a]		(.81)%[a]		161%
11.57	2,522	13.88	[b]	1.86	1.11	[a]	(.56)[a]		92
10.16	1,016	1.60	[b,d]	3.37 [c]	1.18	[a,c]	(.58)[a,c]		53 [d]

$5.23	$68,678	(51.85)%[b]		1.48%	1.24%[a]		(.80)%[a]		161%
11.55	1,594	13.79	[b]	1.99	1.25	[a]	(.68)[a]		92
10.15	1,172	1.50	[b,d]	3.50 [c]	1.31	[a,c]	(.71)[a,c]		53 [d]

$6.60	$114,972	(32.16)%[b]		.74%	.68%[a]		2.05%[a]		107%
21.20	211,985	15.93	[b]	.72	.68	[a]	1.24	[a]	114
18.79	596,888	14.23	[b]	.68	.68	[a]	1.23	[a]	31
16.63	546,624	11.90	[b]	.70	.70	[a]	1.01	[a]	24
15.00	352,917	11.79	[b]	.70	.68	[a]	1.10	[a]	19

$6.59	$76,134	(32.26)%[b]		1.00%	.93%[a]		1.65%[a]		107%
21.17	6,706	15.62	[b]	.98	.93	[a]	1.04	[a]	114
18.77	8,352	13.93	[b]	.93	.93	[a]	.95	[a]	31
16.62	5,577	11.66	[b]	.95	.95	[a]	.77	[a]	24
14.99	4,515	11.69	[b]	.95	.92	[a]	.86	[a]	19

$6.58	$24,156	(32.39)%[b]		1.11%	1.05%[a]		1.88%[a]		107%
21.10	124,942	15.49	[b]	1.09	1.06	[a]	.90	[a]	114
18.70	284,948	13.73	[b]	1.08	1.08	[a]	.82	[a]	31
16.58	162,862	11.54	[b]	1.10	1.10	[a]	.70	[a]	24
14.96	16,452	11.34	[b]	1.13	1.10	[a]	.68	[a]	19

$7.57	$34,815	(40.47)%[b]		.98%	.95%[a]		2.47%[a]		34%
13.43	78,346	4.97	[b]	1.02	.95	[a]	1.52	[a]	21
13.26	26,630	15.43	[b]	1.46	.95	[a]	1.45	[a]	18
11.90	15,744	16.92	[b]	1.88	.95	[a]	1.27	[a]	20
11.09	10,354	10.36	[b]	2.10	1.02	[a]	.23	[a]	152

$7.54	$347	(40.66)%[b]		1.25%	1.20%[a]		2.27%[a]		34%
13.38	434	4.68	[b]	1.27	1.19	[a]	1.29	[a]	21
13.24	184	15.17	[b]	1.69	1.18	[a]	1.22	[a]	18
11.90	81	16.88	[b]	2.11	1.18	[a]	.96	[a]	20
11.09	2	10.36	[b]	— [e]	—	[e]	—	[e]	152

$7.55	$1,880	(40.69)%[b]		1.35%	1.32%[a]		2.10%[a]		34%
13.37	5,908	4.60	[b]	1.41	1.33	[a]	1.17	[a]	21
13.22	5,832	15.00	[b]	1.83	1.32	[a]	1.06	[a]	18
11.88	1,612	16.65	[b]	2.31	1.38	[a]	.88	[a]	20
11.09	268	10.24	[b]	2.92	1.39	[a]	(.15)[a]		152

$4.61	$1,768	(46.07)%[b]		3.95%	.95%[a]		1.13%[a]		57%
8.88	1,196	(11.20)[b,d]		3.61 [c]	.95	[a,c]	1.19	[a]	22 [d]

$4.61	$478	(46.11)%[b]		3.92%	1.20%[a]		1.01%[a]		57%
8.87	887	(11.30)[b,d]		3.84 [c]	1.20	[a,c]	.94	[a]	22 [d]

$4.60	$525	(46.22)%[b]		4.06%	1.32%[a]		.89%[a]		57%
8.86	915	(11.40)[b,d]		3.97 [c]	1.33	[a,c]	.80	[a]	22 [d]

Financial Highlights — Continued

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR SMALL CAP VALUE FUND
Institutional Class
October 31, 2008	$22.52	$.10	[a]	$(7.57)	$(7.47)	$(.10)	$(1.11)	$(1.21)
October 31, 2007	21.24	.11	[a]	1.68	1.79	(.02)	(.49)	(.51)
October 31, 2006	19.50	.03	[a]	2.04	2.07	(.02)	(.31)	(.33)
October 31, 2005	16.58	.01	[a]	3.00	3.01	—	(.09)	(.09)
October 31, 2004	13.88	—		2.70	2.70	—	—	—
Administrative Class
October 31, 2008	$22.40	$.03	[a]	$(7.51)	$(7.48)	$(.04)	$(1.11)	$(1.15)
October 31, 2007	21.17	.04	[a]	1.68	1.72	—	(.49)	(.49)
October 31, 2006	19.46	(.02)[a]		2.04	2.02	—	(.31)	(.31)
October 31, 2005	16.57	(.01)[a]		2.99	2.98	—	(.09)	(.09)
October 31, 2004	13.88	.02	[a]	2.67	2.69	—	—	—
Investor Class
October 31, 2008	$22.18	$(.05)[a]		$(7.38)	$(7.43)	$—	$(1.11)	$(1.11)
October 31, 2007	20.99	(.03)[a]		1.71	1.68	—	(.49)	(.49)
October 31, 2006	19.33	(.09)[a]		2.06	1.97	—	(.31)	(.31)
October 31, 2005	16.50	(.01)[a]		2.93	2.92	—	(.09)	(.09)
October 31, 2004	13.87	—		2.63	2.63	—	—	—
[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Assets in this class during the period were too small to incur any income or expense.
[f]	Effective September 20, 2005, Harbor Mid Cap Growth Fund appointed Wellington Management Company, LLP as its Subadviser.
[g]	For the period February 1, 2006 (inception) through October 31, 2006.
[h]	Effective June 19, 2007, Harbor Large Cap Value Fund appointed Cohen & Steers Capital Management, Inc. as its Subadviser.
[i]	Effective September 30, 2004, Harbor Mid Cap Value Fund appointed LSV Asset Management as its Subadviser.
[j]	For the period May 1, 2007 (inception) through October 31, 2007.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	Portfolio Turnover (%)

$13.84	$751,873	(34.74)%[b]		.85%	.84%[a]		.40%[a]	16%
22.52	1,554,756	8.52	[b]	.84	.83	[a]	.44 [a]	14
21.24	1,928,482	10.72	[b]	.83	.83	[a]	.19 [a]	27
19.50	1,592,120	18.22	[b]	.83	.83	[a]	.13 [a]	20
16.58	449,467	19.45	[b]	.85	.84	[a]	(.13)[a]	12

$13.77	$32,878	(34.89)%[b]		1.10%	1.09%[a]		.16%[a]	16%
22.40	59,224	8.21	[b]	1.09	1.08	[a]	.18 [a]	14
21.17	57,301	10.48	[b]	1.08	1.08	[a]	(.06)[a]	27
19.46	36,787	18.05	[b]	1.08	1.08	[a]	(.08)[a]	20
16.57	1,911	19.38	[b]	.94	.93	[a]	(.24)[a]	12

$13.64	$48,176	(34.95)%[b]		1.22%	1.22%[a]		.03%[a]	16%
22.18	105,377	8.08	[b]	1.22	1.21	[a]	.06 [a]	14
20.99	138,916	10.28	[b]	1.23	1.23	[a]	(.22)[a]	27
19.33	182,697	17.76	[b]	1.26	1.26	[a]	(.27)[a]	20
16.50	23,987	18.96	[b]	1.26	1.25	[a]	(.53)[a]	12

Harbor Domestic Equity Funds Details

Share prices are available on our web site at www.harborfunds.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	012	HACAX	411511504
Administrative Class	212	HRCAX	411511827
Investor Class	412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	019	HAMGX	411511876
Administrative Class	219	HRMGX	411511793
Investor Class	419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	010	HASGX	411511868
Administrative Class	210	HRSGX	411511769
Investor Class	410	HISGX	411511777
Harbor Small Company Growth Fund
Institutional Class	026	HGSCX	411511496
Administrative Class	226	HSGRX	411511470
Investor Class	426	HSGIX	411511488
Harbor Large Cap Value Fund
Institutional Class	013	HAVLX	411511603
Administrative Class	213	HRLVX	411511751
Investor Class	413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	023	HAMVX	411511835
Administrative Class	223	HRMVX	411511728
Investor Class	423	HIMVX	411511736
Harbor SMID Value Fund
Institutional Class	028	HASMX	411511421
Administrative Class	228	HRSMX	411511439
Investor Class	428	HISMX	411511413
Harbor Small Cap Value Fund
Institutional Class	022	HASCX	411511843
Administrative Class	222	HSVRX	411511710
Investor Class	422	HISVX	411511694

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our web site at www.harborfunds.com.

Harbor’s Privacy Statement

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors, Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc. These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted or required by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms, as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security, such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

We recommend that you read and retain this notice for your personal files

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312.443.4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009/610,500

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds’ annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	1.800.422.1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.EF

Prospectus

March 1, 2009

Harbor Global Growth Fund

Harbor Funds is pleased to introduce a new series to its lineup of Global Equity Funds.

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

You Should Know

No financial highlights exist for Harbor Global Growth Fund, which commenced operations on March 1, 2009. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ trustees may change the Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement with any subadviser not affiliated with Harbor Capital Advisors, Inc.

Risk/Return Summary — Global Equity

HARBOR GLOBAL GROWTH FUND

INSTITUTIONAL CLASS

Fund #	030
Cusip	411512874
Ticker	HGGAX
Inception Date	03-01-2009

ADMINISTRATIVE CLASS

Fund #	230
Cusip	411512866
Ticker	HRGAX
Inception Date	03-01-2009

INVESTOR CLASS

Fund #	430
Cusip	411512858
Ticker	HGGIX
Inception Date	03-01-2009

SUBADVISER

Marsico Capital

Management, LLC

1200 17th Street

Suite 1600

Denver, CO 80202

Corydon J. Gilchrist

Portfolio Manager (since 2009)

Thomas F. Marsico

Portfolio Manager (since 2009)

James G. Gendelman

Portfolio Manager (since 2009)

Marsico has subadvised the Fund since its inception in 2009.

Investment Goal

Long-term growth of capital.

Principal Style Characteristics

Companies throughout the world selected for long-term growth potential.

Principal Strategies and Investments

The Fund invests primarily in common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up stock selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell the Fund’s investments in a portfolio company if it believes a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Principal Risks

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

1

Risk/Return Summary — Global Equity

HARBOR GLOBAL GROWTH FUND

Principal Risks — continued

■

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

■	Growth style risk: Over time, a growth oriented investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■

Foreign securities risk: The Fund may invest substantially in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the fund’s performance.

Fund Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. See page 5 for information relating to the subadviser.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%	2.00%
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	2.89%	2.89%	3.01%

Total annual fund operating expenses	3.74%	3.99%	4.11%
Waiver due to contractual expense limitation (until 02-28-2010)	2.74%	2.74%	2.74%

Net annual fund operating expenses	1.00%	1.25%	1.37%
[1]

The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for 60 days or more are not subject to the 2% fee.

2

Risk/Return Summary — Global Equity

HARBOR GLOBAL GROWTH FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years

Institutional Class	$102	$890

Administrative Class	$127	$964

Investor Class	$139	$999

3

The Fund’s Investments

Additional Information about the Fund’s Principal Investments

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Fund’s Other Investments

DERIVATIVE INSTRUMENTS

The Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the fund’s portfolio holdings. If a fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make the Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, the Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If the Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for the Fund, the Subadviser believes that the portfolio transactions are in the best interests of shareholders.

4

The Adviser and Subadviser

The Adviser

Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser and provides management services to Harbor Funds.

Harbor Capital Advisors, Inc., located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2008, Robeco Groep N.V., through its investment management subsidiaries, had approximately $154.4 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by Harbor Capital Advisors were approximately $33 billion as of December 31, 2008.

Subject to the approval of Harbor Funds’ board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors also is responsible for overseeing the Subadviser and recommending the selection, termination and replacement of subadvisers. The Adviser evaluates, and allocates each funds’ assets to, one or more subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the funds, Harbor Funds and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of Harbor Funds’ board of trustees, to select subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the funds, the Adviser administers each fund’s business affairs. The adviser has agreed to contractually limit the total expenses of the Harbor Global Growth Fund until at least February 28, 2010. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Global Growth Fund	N/A1	0.85%
[1]	Commenced operations March 1, 2009

A discussion of the factors considered by the board of trustees when approving the investment advisory agreements of the Fund will be available in Harbor Funds’ semi-annual reports to shareholders dated April 30, 2009.

The Subadviser also subadvises a portion of the pension plan assets managed by Harbor Capital Advisors and has adopted policies and procedures to reasonably ensure fair allocation of investment opportunities between the Fund and the pension plan. The objectives and investment style of the Fund are similar to a segment of the pension plan subadvised by the Subadviser. This allows Harbor Funds to utilize research and other information on a cost effective basis.

5

The Adviser and Subadviser

The Subadviser and Portfolio Managers

The Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The following table describes the Fund’s portfolio managers, the Subadviser that employs the manager and the managers’ business experience. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Fund.

PORTFOLIO MANAGERS AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Global Growth Fund
Corydon J. Gilchrist, CFA Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202	2009	Portfolio Manager and Senior Analyst, Marsico Capital (since 2000).
Thomas F. Marsico Marsico Capital Management, LLC	2009	Chief Investment Officer, Marsico Capital (since 1997).
James G. Gendelman Marsico Capital Management, LLC	2009	Portfolio Manager and Senior Analyst, Marsico Capital (since 2000).

6

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.09% of the average daily net assets

■      Limited only to eligible retirement plans and financial intermediaries

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.09% of the average daily net assets

■      $50,000* minimum investment in each Fund

■      Available to individual and institutional investors

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.21% of the average daily net assets

■      $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

7

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

8

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

9

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our web site at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

10

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

11

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

12

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor Global Growth Fund charges a 2% redemption fee on shares that are redeemed before they have been held for 60 days.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the “Accounts Below Share Class Minimums” exchange policy. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through a systematic withdrawal plan; (vii) redemptions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

13

Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

14

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

15

Shareholder and Account Policies

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, systematic exchange or systematic withdrawal plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate

16

Shareholder and Account Policies

action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is

17

Shareholder and Account Policies

traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international Funds calculate their net asset values.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

18

Shareholder and Account Policies

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

19

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The Fund declares and pays any dividends from net investment income and capital gains at least annually in December. The Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Global Growth Fund expects any distributions to be primarily from capital gains.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

20

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TELEPHONE SERVICES

1-800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

21

Investor Services

Shareholders participating in an automatic investment plan, systematic exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic/systematic plans without notice to participating shareholders.

Your automatic investment plan, systematic exchange plan, systematic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 1-800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Automatic Options form or you may download the form from our web site at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our web site by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future systematic investment plan purchases.

By using the automatic investment or systematic exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

SYSTEMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

SYSTEMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

22

Harbor’s Privacy Statement

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors, Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc. These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted or required by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms, as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security, such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

We recommend that you read and retain this notice for your personal files

23

Notes

Notes

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312.443.4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009/1000

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Fund are available:

On the Internet:	www.harborfunds.com

By Telephone:	1.800.422.1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.GG

Prospectus

March 1, 2009

Strategic Market Funds

Harbor Commodity Real Return Strategy Fund

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The Strategic Market Series

Harbor Funds’ Strategic Market series represents a group of Funds that employ less traditional investment strategies to achieve their investment objectives and/or focus on more specialized segments of the broader market. Because they typically employ less conventional and/or more focused approaches, an investment in these Funds presents greater risk to investors and, potentially, greater opportunities for reward over the long-term. Investors considering an investment in a Strategic Market series Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. These Funds are not intended to serve as core holdings in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in these Funds should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

What is the Role of Harbor Capital Advisors

Harbor Capital Advisors, Inc., (the “Adviser”) a registered investment adviser, is the sponsor and the investment adviser of the Harbor family of no-load mutual funds. Each Harbor fund has different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., a financial services company headquartered in Rotterdam, The Netherlands, the Adviser selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the Funds.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for these funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

You Should Know

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement with any subadviser not affiliated with the Adviser.

1

Risk/Return Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

INSTITUTIONAL CLASS

Fund #	029
Cusip	411511397
Ticker	HACMX
Inception Date	09-02-2008

ADMINISTRATIVE CLASS

Fund #	229
Cusip	411511389
Ticker	HCMRX
Inception Date	09-02-2008

SUBADVISER

Pacific Investment Management Company LLC (“PIMCO”)

840 Newport Center Drive

P.O. Box 6430

Newport Beach, CA

92658-6430

Mihir Worah

Portfolio Manager (since 2008)

PIMCO has subadvised the Fund since its inception in 2008.

Investment Goal

Maximum real return, consistent with prudent investment management.

Principal Style Characteristics

Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments.

Principal Strategies and Investments

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Dow Jones AIG Commodity Total Return Index (the “Commodity Index”), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The Commodity Index tracks the returns of futures contracts in 19 different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by PIMCO. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund’s or the Subsidiary’s

2

Risk/Return Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

Principal Strategies and Investments — continued

investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund’s net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

Duration. The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser’s forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s fixed income holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund’s fixed income assets would experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality. The average weighted portfolio quality of the fixed income securities held by the Fund is expected to be BBB or better. The Fund may invest up to 10% of its total assets in below investment grade securities, commonly referred to as high-yield or junk bonds, rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See pages 12 and 13 for information relating to the Subadviser.

Principal Risks

Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. As a result, the Fund is not intended to serve as a stand alone investment. Instead, the Fund should serve only as a small part of a diversified portfolio of investments. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Commodity risk: The Fund’s investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index

3

Risk/Return Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

Principal Risks — continued

volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

■	Fixed income security risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

■

Subsidiary risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Subsidiary is not registered under the Investment Company Act of 1940 (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund. (Also see page 9.)

■

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund has an average duration of ten years, a 1% increase in interest rates generally would result in a 10% decrease in the Fund’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

■

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

■

Prepayment and extension risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. When interest rates are rising, the average life of securities backed by callable debt obligations may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

■

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. (Also see page 7.)

■

Foreign securities risk: Prices of the Fund’s foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

■

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to

4

Risk/Return Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

Principal Risks — continued

risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

■

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

■

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the Fund’s performance.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class
Shareholder fees
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.86%	0.86%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[2]	1.97%	1.97%
Acquired fund fees and expenses[3]	0.30%	0.30%

Total annual fund operating expenses	3.33%	3.58%
Expense reduction[4]	2.39%	2.39%

Net annual fund operating expenses	0.94%	1.19%
[1]

The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 30 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for 30 days or more are not subject to the 2% fee.

[2]	Restated to reflect current expenses.
[3]

The acquired fund fees and expenses (“AFFE”) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles. Because these costs are indirect, the total annual fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund’s financial highlights table because that ratio does not include the AFFE. The Subsidiary has entered into a separate contract with the Adviser for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the Adviser a management fee at the annual rate of 0.86% of its net assets.

[4]

The Adviser has contractually agreed to limit the Fund’s operating expenses to 0.94% for the Institutional Class and 1.19% for the Administrative Class through 02-28-2010. In addition, the Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary (as described in footnote 3 above). This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

5

Risk/Return Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses, taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$96	$801	$1,529	$3,459

Administrative Class	$121	$875	$1,651	$3,688

6

The Fund’s Investments

Additional Information about the Fund’s Principal Investments

FIXED INCOME SECURITIES

The Fund invests primarily in commodities and commodity-linked derivative instruments and inflation-indexed bonds. The Fund also may invest in all types of fixed income securities.

Fixed income securities include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, loan participations and assignments, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, the Fund will treat the security as being rated in the highest rating category. The Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. The Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

DERIVATIVE INSTRUMENTS

In light of certain revenue rulings and private letter rulings issued by the Internal Revenue Service (“IRS”), as discussed below under “Dividends, Distributions and Taxes — A Note on the Harbor Commodity Real Return Strategy Fund,” Harbor Commodity Real Return Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which

7

The Fund’s Investments

are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary. The Harbor Commodity Real Return Strategy Fund also may invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Harbor Commodity Real Return Strategy Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes often are leveraged, which means the amount by which the value of the notes will rise or fall in response to changes in the underlying instrument has been magnified by a certain multiple. This would have the effect of increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Harbor Commodity Real Return Strategy Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Harbor Commodity Real Return Strategy Fund also may invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Harbor Commodity Real Return Strategy Fund also may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which a fund may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation.

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of the Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, commodity, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when commodity prices, interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of a Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities to cover its obligation under the derivative instrument.

8

The Fund’s Investments

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

INVESTMENTS IN THE WHOLLY-OWNED SUBSIDIARY

Investments in the Subsidiary are expected to provide the Harbor Commodity Real Return Strategy Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed below under “Dividends, Distributions and Taxes — A Note on the Harbor Commodity Real Return Strategy Fund.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When the Subadviser believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act. However, the Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivative instruments. In addition, the Fund wholly owns and controls the Subsidiary, and both the Fund and the Subsidiary have the same investment adviser and Subadviser.

Because the Subsidiary is organized under the laws of the Cayman Islands, the Subsidiary is subject to the risk that changes in those laws could adversely affect the Subsidiary’s, ability to operate in the manner described in this prospectus and Statement of Additional Information which, in turn, would adversely affect the Fund. Similarly, changes in the laws of the United States, including tax laws, could restrict the Fund’s ability to invest in the Subsidiary in such a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.

Information about the Fund’s Other Investments

EQUITY SECURITIES

Harbor Commodity Real Return Strategy Fund may invest in equity securities of issuers in commodity-related industries.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, a Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. For the partial fiscal year ended October 31, 2008, Harbor Commodity Real Return Strategy Fund had an unannualized portfolio turnover rate of 295%. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for the Fund, the Subadviser believes that the portfolio transactions are in the best interests of shareholders.

9

The Adviser and Subadviser

The Adviser

The Adviser provides management services to Harbor Funds and also serves as the investment adviser to Harbor Commodity Real Return Strategy Fund’s Subsidiary.

The Adviser located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2008, Robeco Groep N.V., through its investment management subsidiaries, had approximately $154.4 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $33.0 billion as of December 31, 2008.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Fund’s assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Fund, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

As discussed in its “Principal Strategies and Investments” section, Harbor Commodity Real Return Strategy Fund may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee at the annual rate of 0.86%. The Subsidiary also has entered into a separate contract with the Subadviser whereby the Subadviser provides investment subadvisory services to the Subsidiary. In consideration of these services, the Subsidiary pays the Subadviser a subadvisory fee at the annual rate of 0.86%.

The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

In addition to its investment management services to the Funds and the Subsidiary, the Adviser administers each Fund’s and the Subsidiary’s business affairs. The Adviser has agreed to contractually limit the total expenses of Harbor Commodity Real Return Strategy Fund until at least February 28, 2010. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Commodity Real Return Strategy Fund	N/A1	0.86%
[1]	Commenced operations September 2, 2008.

10

The Adviser and Subadviser

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) or the annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

11

The Adviser and Subadviser

The Subadviser and Portfolio Manager

The Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. The following table describes the Fund’s portfolio manager(s), the Subadviser that employs the manager and the manager’s business experience. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Commodity Real Return Strategy
Mihir Worah Pacific Investment Management Company, LLC 840 Newport Center Drive P.O. Box 6430 Newport Beach, CA 92658-6430	2008	Executive Vice President (since 2006), Portfolio Manager (since 2004), Senior Vice President (2004-2006), Vice President (2002-2004), and Financial Engineer (2001-2004), PIMCO.

12

The Adviser and Subadviser

PIMCO Commodity Real Return Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Pacific Investment Management Company LLC (“PIMCO”), which serves as the Subadviser to Harbor Commodity Real Return Strategy Fund. The PIMCO Commodity Real Return Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by PIMCO that have investment objectives, policies and strategies substantially similar to that of the Fund. Except to the extent performance has been adjusted to reflect the operating expenses of the Fund, the PIMCO historical performance (gross of investment advisory fees paid by the accounts within the Composite) has been prepared in compliance with the Global Investment Performance Standards (GIPS®). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of PIMCO in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the operating expenses payable by the Institutional and Administrative Class shares of the Fund for the fiscal year ending October 31, 2008 were used.

The historical performance of the PIMCO Commodity Real Return Composite is not that of the Harbor Commodity Real Return Strategy Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on September 2, 2008 and the Fund’s actual performance may vary significantly from the past performance of this Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the Composite, they may have had an adverse affect on the performance results of the Composite.

PIMCO COMMODITY REAL RETURN COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2008:
PIMCO Commodity Real Return Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	-43.42%	-12.21%	-1.14%	6.21%
Composite net of all Administrative Class operating expenses	-43.56	-12.43	-1.39	5.94
Composite gross of all operating expenses	-42.89	-11.38	-0.21	7.21
Dow Jones AIG Commodity Total Return Index	-35.65	-8.60	0.23	5.47

	For the Periods Ended December 31:
	2002**	2003	2004	2005	2006	2007	2008
Composite net of all Institutional Class operating expenses	19.12%	26.47%	13.34%	17.35%	-5.46%	20.55%	-43.42%
Composite net of all Administrative Class operating expenses	18.99	26.15	13.06	17.06	-5.69	20.25	-43.56
Composite gross of all operating expenses	20.79	30.76	17.20	21.34	-2.25	24.65	-42.89
Dow Jones AIG Commodity Total Return Index	12.29	23.90	9.10	21.40	2.10	16.20	-35.65

*	This is not the performance of Harbor Commodity Real Return Strategy Fund. As of June 30, 2008, the PIMCO Commodity Real Return Composite was composed of 6 accounts, totaling approximately $6.1 billion. The inception date of the Composite was August 1, 2002.
**	For the period August 1, 2002 (inception) through December 31, 2002.

13

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for these funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Funds.

Institutional Class	Administrative Class	Investor Class

■      Available to individual and institutional investors

■      No 12b-1 fee

■      Transfer agent fee of up to 0.09% of the average daily net assets

■      $1,000 minimum investment in Harbor Commodity Real Return Strategy Fund

■      Limited only to eligible retirement plans and financial intermediaries

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.09% of the average daily net assets

■      $50,000* minimum investment in each Fund

■      Harbor Commodity Real Return Strategy Fund does not offer Investor Class shares

■      Available to individual and institutional investors

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.21% of the average daily net assets

■      $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

14

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

15

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico and Guam.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

16

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our web site at: www.harborfunds.com

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

17

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

18

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050	If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.	If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com

If your account has Internet exchange privileges, you may submit an order to exchange shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

19

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor Commodity Real Return Strategy Fund charges a 2% redemption fee on shares that are redeemed before they have been held for 30 days.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the “Accounts Below Share Class Minimums” exchange policy. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through a systematic withdrawal plan; (vii) redemptions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

20

Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

21

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

22

Shareholder and Account Policies

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, systematic exchange or systematic withdrawal plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate

23

Shareholder and Account Policies

action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is

24

Shareholder and Account Policies

traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international Funds calculate their net asset values.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

25

Shareholder and Account Policies

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

26

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income quarterly and capital gains annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. The Harbor Commodity Real Return Strategy Fund expects any distributions to be from both capital gain and income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares. Since Harbor Commodity Real Return Strategy Fund’s income is derived primarily from sources that do not pay “qualified dividend income,” dividends from Harbor Commodity Real Return Strategy Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

A Note on the Harbor Commodity Real Return Strategy Fund. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code (the “Code”) is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which concludes that income derived from commodity-linked swaps is not qualifying income

27

Shareholder and Account Policies

under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in a subsequent revenue ruling, the IRS stated that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other tax payers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling only can be relied upon by the taxpayer that receives it, and by law cannot be used or cited as precedent. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure but does intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income prior to receiving any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund will be able to obtain a favorable ruling from the IRS.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

28

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TELEPHONE SERVICES

1-800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

29

Investor Services

Shareholders participating in an automatic investment plan, systematic exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic/systematic plans without notice to participating shareholders.

Your automatic investment plan, systematic exchange plan, systematic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 1-800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Automatic Options form or you may download the form from our web site at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our web site by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future systematic investment plan purchases.

By using the automatic investment or systematic exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

SYSTEMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

SYSTEMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

30

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Year Ended October 31	2008[e]
INSTITUTIONAL CLASS
Net asset value beginning of period	$10.00
Income from Investment Operations:
Net investment income	0.02	[a]
Net realized and unrealized gain/(loss) on investments	(3.69)
Total from investment operations	(3.67)
Less Distributions:
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Proceeds from redemption fees	—
Net asset value end of period	6.30
Net assets end of period (000s)	$2,047
Ratios and Supplemental Data
Total return	(36.82)%[b,d]
Ratio of total expenses to average net assets (%)[1]	29.89	[c]
Ratio of net expenses to average net assets (%)	0.94	[a,c]
Ratio of net investment income to average net assets (%)	1.56	[a,c]
Portfolio turnover (%)	295	[d]
ADMINISTRATIVE CLASS
Net asset value beginning of period	$10.00
Income from Investment Operations:
Net investment income	0.01	[a]
Net realized and unrealized gain/(loss) on investments	(3.69)
Total from investment operations	(3.68)
Less Distributions:
Dividends from net investment income	(0.02)
Total distributions	(0.02)
Proceeds from redemption fees	—
Net asset value end of period	6.30
Net assets end of period (000s)	$95
Ratios and Supplemental Data
Total return	(36.83)%[b,d]
Ratio of total expenses to average net assets (%)[1]	30.36	[c]
Ratio of net expenses to average net assets (%)	1.19	[a,c]
Ratio of net investment income to average net assets (%)	1.02	[a,c]
Portfolio turnover (%)	295	[d]

31

1	Percentage does not reflect reduction for credit balance arrangements. (See Note 4 to Financial Statements).

a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.

b	The total returns would have been lower had certain expenses not been waived during the periods shown.

c	Annualized.

d	Unannualized.

e	For the period September, 2, 2008 (inception) through October 31, 2008.

Harbor Strategic Market Funds Details

Share prices are available on our web site at www.harborfunds.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund
Institutional Class	029	HACMX	411511397
Administrative Class	229	HCMRX	411511389

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our web site at www.harborfunds.com.

32

Harbor’s Privacy Statement

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors, Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc. These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted or required by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms, as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security, such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

We recommend that you read and retain this notice for your personal files

33

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009/4,000

111 South Wacker Drive, 34th Floor	Chicago, Illinois 60606-4302	1.800.422.1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds’ annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	1.800.422.1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676FD.P.SMF

Prospectus

March 1, 2009

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Overview of Harbor Fixed Income Funds

The Funds’ Investment Styles

Each Harbor fund has its own investment style. A portfolio of fixed income securities provides a certain style based on quality and duration. This “style box” shows you each Harbor fixed income fund’s principal investment style.

Legend: HHYBF Harbor High-Yield Bond Fund HBF Harbor Bond Fund HRRF Harbor Real Return Fund HSDF Harbor Short Duration Fund HMMF Harbor Money Market Fund

Who May Want to Invest in the Harbor Funds

The Harbor fixed income funds may be an appropriate investment for investors:

■	Looking to allocate a portion of their assets to fixed income securities.
■	Looking for an investment with a lower risk than equity funds (except Harbor High-Yield Bond Fund, which may involve risks similar to equity funds).
■	Seeking current income.
■	Willing to assume the risk of changing interest rates and other factors, such as duration, credit quality and prepayment risk, that affect the value of bonds.

What is the Role of Harbor Capital Advisors

Harbor Capital Advisors, Inc. (the “Adviser”), a registered investment adviser, is the sponsor and the investment adviser of the Harbor family of no-load mutual funds. Each Harbor fund has different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., a financial services company headquartered in Rotterdam, The Netherlands, the Adviser selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the Funds.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for these funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

You Should Know

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement with any subadvisers not affiliated with the Adviser.

1

Risk/Return Summary — Fixed Income

HARBOR HIGH-YIELD BOND FUND

INSTITUTIONAL CLASS

Fund#	024
Cusip	411511553
Ticker	HYFAX
Inception Date	12-01-2002

ADMINISTRATIVE CLASS

Fund#	224
Cusip	411511546
Ticker	HYFRX
Inception Date	12-01-2002

INVESTOR CLASS

Fund#	424
Cusip	411511538
Ticker	HYFIX
Inception Date	12-01-2002

SUBADVISER

Shenkman Capital Management, Inc. 461 Fifth Avenue 22nd Floor New York, NY 10017

Mark Shenkman

Portfolio Manager (since 2002)

Mark Flanagan, CFA, CPA

Lead Portfolio Manager (since 2002)

Frank Whitley

Portfolio Manager (since 2002)

Shenkman Capital has subadvised the Fund since its inception in 2002.

Investment Goal

Total return.

Principal Style Characteristics

High-yield bonds.

Principal Strategies and Investments

The Fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.

The Subadviser selects securities using its internally developed proprietary tools. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade. The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy:

■	Bottom-up, fundamental analysis
■	Broad diversification
■	Direct communication with management
■	Monitoring high-yield issuers on a systematic basis
■	Credit committee disciplined approach
■	Comprehensive reporting and risk control systems

The Subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

The Fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”. The Fund may invest up to 20% of its net assets in bank loans. The Fund may invest up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps and bank loans to corporate issuers. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days’ advance notice to its shareholders.

Duration/Maturity. Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity. The weighted average maturity of the Fund’s portfolio was 4.86 years as of December 31, 2008. However, the Fund does not seek to maintain the maturity of the Fund’s portfolio in any particular range.

Credit Quality. The Fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

2

Risk/Return Summary — Fixed Income

HARBOR HIGH-YIELD BOND FUND

Principal Risks

Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

■

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Credit risk should be high for this Fund because it invests primarily in below investment grade bonds.

■	Market risk: Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

■

Prepayment risk: When interest rates are declining, the issuer of a security may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

■

Liquidity risk: A period of low economic growth or rising interest rates could reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these securities could decrease the Fund’s share price. Liquidity risk should be high for this Fund because it invests primarily in below investment grade bonds.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. high-yield fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor High-Yield Bond Fund
Institutional Class
Return Before Taxes	-13.72%	1.75%	4.51%
Return After Taxes on Distributions	-15.65%	-0.67%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares	-8.80%	0.22%	2.55%
Administrative Class
Return Before Taxes	-13.85%	1.51%	4.29%
Investor Class
Return Before Taxes	-13.94%	1.35%	4.12%

Comparative Index
Merrill Lynch High-Yield Master II	-26.39%	-0.86%	3.67%
(reflects no deduction for fees, expenses or taxes)

3

Risk/Return Summary — Fixed Income

HARBOR HIGH-YIELD BOND FUND

Fund Performance — continued

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	5.92%	2nd/2003
	Worst Quarter	-10.09%	4th/2008

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)
Redemption fee[1]	1.00%	1.00%	1.00%
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[2]	0.30%	0.29%	0.42%

Total annual fund operating expenses[3]	0.90%	1.14%	1.27%
[1]

The 1% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts below share class minimums exchange policy) less than 9 months after purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for 9 months or more are not subject to the 1% fee.

[2]	Restated to reflect current expenses.
[3]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2009 to 0.80% for the Institutional Class, 1.05% for the Administrative Class and 1.17% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$92	$287	$498	$1,108

Administrative Class	$116	$362	$628	$1,386

Investor Class	$129	$403	$697	$1,534

4

Risk/Return Summary — Fixed Income

HARBOR BOND FUND

INSTITUTIONAL CLASS

Fund#	014
Cusip	411511108
Ticker	HABDX
Inception Date	12-29-1987

ADMINISTRATIVE CLASS

Fund#	214
Cusip	411511686
Ticker	HRBDX
Inception Date	11-01-2002

SUBADVISER

Pacific Investment Management Company LLC (“PIMCO”)

840 Newport Center Drive

P.O. Box 6430

Newport Beach, CA 92658-6430

William Gross

Portfolio Manager (since 1987)

PIMCO has subadvised the Fund since its inception in 1987.

Investment Goal

Total return.

Principal Style Characteristics

Intermediate bonds with overall portfolio rated high quality.

Principal Strategies and Investments

The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

Total return includes dividends, interest income, realized and unrealized capital gains and changes in net asset value.

The Subadviser relies on its own proprietary research and analysis to manage the Fund’s portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:

■	Long-term social, political and demographic trends
■	Cyclical business and economic conditions
■	Current market conditions

The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

The Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of bonds, which include all types of fixed income securities. These include mortgage-related securities and asset-backed securities. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days advance notice to its shareholders.

The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 15% of its total assets in securities of issuers based in countries with developing (emerging markets) economies.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as swap agreements, options and futures to take investment positions that more precisely reflect the Subadviser’s expectations of how portfolio securities will perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund will not invest in securities rated lower than B by S&P or equivalently rated by Moody’s or Fitch. The Fund’s average weighted portfolio quality is expected to be at least A. The Fund invests primarily in investment grade securities, but may invest up to 15% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

Duration. The Fund’s average duration is normally equal to that of its benchmark, plus or minus two years. The duration of the Barclays Capital Aggregate (U.S.) Bond Index as of December 31, 2008 was 4.11 years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

5

Risk/Return Summary — Fixed Income

HARBOR BOND FUND

Principal Risks

Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

■

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

■

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

■	Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

■

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

■

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

■

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

■

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the Fund’s performance.

6

Risk/Return Summary — Fixed Income

HARBOR BOND FUND

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2008)
Harbor Bond Fund

Institutional Class
Return Before Taxes	3.34%	4.78%	5.94%	7.91%	12-29-1987
Return After Taxes on Distributions	0.65%	2.90%	3.89%	N/A	—
Return After Taxes on Distributions and Sale of Fund Shares	3.40%	3.03%	3.90%	N/A	—

Administrative Class
Return Before Taxes	3.20%	4.53%	N/A	4.92%	11-01-2002

Comparative Index
Barclays Capital Aggregate (U.S.) Bond	5.24%	4.65%	5.63%	7.45%	12-29-1987	[a]
(reflects no deduction for fees, expenses or taxes)
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year for the past ten years.

FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(for the past 10 years)

		Total Return	Quarter/Year
	Best Quarter	5.83%	3rd/2001
	Worst Quarter	-3.56%	3rd/2008

7

Risk/Return Summary — Fixed Income

HARBOR BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class
Shareholder fees	None	None
(fees paid directly from your investment)
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.48%	0.48%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[1]	0.12%	0.12%

Total annual fund operating expenses	0.60%	0.85%
[1]	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$61	$192	$335	$750

Administrative Class	$87	$271	$471	$1,049

8

Risk/Return Summary — Fixed Income

HARBOR REAL RETURN FUND

INSTITUTIONAL CLASS

Fund#	025
Cusip	411511520
Ticker	HARRX
Inception Date	12-01-2005

ADMINISTRATIVE CLASS

Fund#	225
Cusip	411511512
Ticker	HRRRX
Inception Date	12-01-2005

SUBADVISER

Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive P.O. Box 6430 Newport Beach, CA 92658-6430

Mihir Worah

Portfolio Manager (since 2007)

PIMCO has subadvised the Fund since its inception in 2005.

Investment Goal

Maximum real return, consistent with preservation of real capital.

Principal Style Characteristics

Inflation-indexed fixed income securities.

Principal Strategies and Investments

The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund’s average weighted portfolio quality is expected to be BBB or better. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in below investment grade domestic and foreign fixed income securities, commonly referred to as high-yield or junk bonds.

Duration. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2008 was 4.93 years.

9

Risk/Return Summary — Fixed Income

HARBOR REAL RETURN FUND

Principal Risks

Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

■

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

■

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

■	Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

■

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

■

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

■

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

■

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the Fund’s performance.

10

Risk/Return Summary — Fixed Income

HARBOR REAL RETURN FUND

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. Treasury inflation protected securities. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Real Return Fund
Institutional Class
Return Before Taxes	-4.13%	N/A	2.37%
Return After Taxes on Distributions	-6.45%	N/A	0.48%
Return After Taxes on Distributions and Sale of Fund Shares	-2.49%	N/A	0.97%
Administrative Class
Return Before Taxes	-4.33%	N/A	2.13%
Comparative Index
Barclays Capital U.S. TIPS	-2.35%	N/A	3.38%
(reflects no deduction for fees, expenses or taxes)

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year since its inception.

FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(since inception)

		Total Return	Quarter/Year
	Best Quarter	6.20%	1st/2008
	Worst Quarter	-4.68%	4th/2008

11

Risk/Return Summary — Fixed Income

HARBOR REAL RETURN FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class
Shareholder fees	None	None
(fees paid directly from your investment)
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.48%	0.48%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[1]	0.28%	0.32%

Total annual fund operating expenses[2]	0.76%	1.05%
[1]	Restated to reflect current expenses.
[2]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2009 to 0.60% for the Institutional Class and 0.85% for the Administrative Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$78	$243	$422	$942

Administrative Class	$107	$334	$579	$1,283

12

Risk/Return Summary — Fixed Income

HARBOR SHORT DURATION FUND

INSTITUTIONAL CLASS

Fund#	016
Cusip	411511702
Ticker	HASDX
Inception Date	01-01-1992

ADMINISTRATIVE CLASS

Fund#	216
Cusip	411511678
Ticker	HRSDX
Inception Date	11-01-2002

SUBADVISER

Fischer Francis Trees & Watts, Inc.

200 Park Avenue

New York, NY 10166

Kenneth O’Donnell, CFA

Portfolio Manager (since 2003)

FFTW has subadvised the Fund since its inception in 1992.

Investment Goal

Total return that is consistent with preservation of capital.

Principal Style Characteristics

High quality short-term bonds.

Principal Strategies and Investments

The Fund invests primarily in short-term (up to 3 years maturity) high-quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The Subadviser seeks to maximize portfolio return and minimize volatility by:

■	Adjusting the issuer sector allocations, such as U.S. treasuries, corporates, U.S. government agencies, etc.
■	Managing key variables such as duration and credit quality
■	Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The Fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities, asset-backed securities and other types of financial instruments. At least 60% of the Fund’s net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar-denominated. No more than 25% of its net assets will be invested in a single country other than the U.S. The Fund’s 80% investment policy may not be changed unless the Fund provides 60 days advance notice to its shareholders.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the Subadviser’s expectations of how a security in the Fund’s portfolio may perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund will benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund invests primarily in high grade securities, but may invest in medium grade securities, which are securities rated BBB. The Fund will not invest in securities rated lower than BBB. The Fund’s average weighted portfolio quality is generally AA or higher.

Duration. The Fund’s average weighted portfolio duration normally varies within one year (plus or minus) of the duration of the Merrill Lynch 1-3 Year Treasury Index, but will not exceed three years. The duration of the Merrill Lynch 1-3 Year Treasury Index as of December 31, 2008 was 1.76 years. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s average duration is longer than the market’s, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Principal Risks

Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of three years, a 1% increase in interest rates would generally result in a 3% decrease in the Fund’s value.

13

Risk/Return Summary — Fixed Income

HARBOR SHORT DURATION FUND

Principal Risks — continued

■

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

■

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■	Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

■	Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

■

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

■

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

■

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

■

Portfolio turnover risk: The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the Fund’s performance.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of one year government bonds. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2008)
Harbor Short Duration Fund

Institutional Class
Return Before Taxes	-3.03%	2.02%	3.28%	4.17%	01-01-1992
Return After Taxes on Distributions	-4.34%	0.50%	1.57%	N/A	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.95%	0.82%	1.75%	N/A	—

Administrative Class
Return Before Taxes	-3.30%	1.76%	N/A	1.71%	11-01-2002

Comparative Indices
Merrill Lynch 1-3 Year Treasury (reflects no deduction for fees, expenses or taxes)	6.66%	4.07%	4.72%	5.22%	01-01-1992	[a]
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

14

Risk/Return Summary — Fixed Income

HARBOR SHORT DURATION FUND

Fund Performance — continued

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year for the past ten years.

FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(for the past 10 years)

		Total Return	Quarter/Year
	Best Quarter	2.28%	4th/2000
	Worst Quarter	-2.78%	4th/2008

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class
Shareholder fees	None	None
(fees paid directly from your investment)
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.20%	0.20%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[1]	0.20%	0.21%
Interest expense from reverse repurchase agreements	0.04%	0.04%

Total annual fund operating expenses[2]	0.44%	0.70%
[1]	Restated to reflect current expenses.
[2]

The Adviser has voluntarily agreed to limit the Fund’s the annual operating expenses (excluding interest expense on reverse repurchase agreements) for the current fiscal year ended October 31, 2009 to 0.38% for the Institutional Class and 0.63% for the Administrative Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expense and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$45	$141	$246	$555

Administrative Class	$72	$224	$390	$871

15

Risk/Return Summary — Fixed Income

HARBOR MONEY MARKET FUND

INSTITUTIONAL CLASS

Fund#	015
Cusip	411511405
Ticker	HARXX
Inception Date	12-29-1987

ADMINISTRATIVE CLASS

Fund#	215
Cusip	411511660
Ticker	HRMXX
Inception Date	11-01-2002

SUBADVISER

Fischer Francis Trees & Watts, Inc.

200 Park Avenue

New York, NY 10166

Kenneth O’Donnell, CFA

Portfolio Manager (since 2003)

FFTW has subadvised the Fund since its inception in 1987.

Investment Goal

Current income. The Fund intends to maintain a stable share price of $1.

Principal Style Characteristics

Very short-term high quality money market instruments.

Principal Strategies and Investments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:

■	U.S. and foreign banks
■	Corporate issuers
■	U.S. government and its agencies and instrumentalities
■	U.S. states and municipalities
■	Foreign governments
■	Multinational organizations such as the World Bank

The Subadviser selects securities for the Fund’s portfolio by:

■

Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.

■	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The Fund may invest more than 25% of its assets in securities in the banking industry. The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund’s investments are rated in the rating agencies’ highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The securities held in the Fund’s portfolio have a remaining maturity of 397 days or less.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio.

16

Risk/Return Summary — Fixed Income

HARBOR MONEY MARKET FUND

Principal Risks — continued

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its payment obligations, become insolvent or its credit rating could be downgraded.

Selection risk: The Subadviser’s judgment about the attractiveness or value of a particular issuer’s securities could be incorrect.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

Concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund’s performance may depend to a large extent on the overall condition of that industry.

Fund Performance

The table shows how the Fund’s average annual returns for different calendar periods compare to those of 3 month Treasury bills as calculated by Merrill Lynch. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2008
Harbor Money Market Fund
Institutional Class	2.47%	3.27%	3.37%	4.50%	12-29-1987
Administrative Class	2.22%	3.01%	N/A	2.44%	11-01-2002

Comparative Index
Merrill Lynch 3-Month U.S. Treasury Bill	2.06%	3.25%	3.45%	4.67%	12-29-1987[a]

Current Yield for Period Ended December 31, 2008*
Institutional Class		7 Days:	0.80%
Administrative Class		7 Days:	0.55%
*	Call 1-800-422-1050 or visit www.harborfunds.com for the Fund’s current 7-day yield.
[a]	Based on the inception date of the Institutional Class of shares for comparison purposes.

The bar chart and table indicate the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year for the past ten years.

FOR THE PERIODS ENDED DECEMBER 31	FUND’S BEST AND WORST CALENDAR QUARTERS
	(for the past 10 years)

		Total Return	Quarter/Year
	Best Quarter	1.63%	4th/2000
	Worst Quarter	0.18%	3rd/2003

17

Risk/Return Summary — Fixed Income

HARBOR MONEY MARKET FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Administrative Class
Shareholder fees	None	None
(fees paid directly from your investment)
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.20%	0.20%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[1]	0.14%	0.13%

Total annual fund operating expenses[2]	0.34%	0.58%
[1]	Restated to reflect current expenses.
[2]

The Adviser has voluntarily agreed to reduce the Fund’s operating expenses (excluding the cost of participation in the Treasury Temporary Guarantee Program for Money Market Funds) for the current fiscal year ending October 31, 2009 to 0.28% for the Institutional Class and 0.53% for the Administrative Class. This agreement is temporary and may be terminated at any time, although the Adviser has no present intention to do so.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example is based on the Fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$35	$109	$191	$431

Administrative Class	$59	$186	$324	$726

18

The Funds’ Investments

Additional Information about the Funds’ Principal Investments

FIXED INCOME SECURITIES

Harbor High-Yield Bond Fund invests primarily in below investment grade bonds.

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in any type of fixed income securities.

Harbor Real Return Fund invests primarily in inflation-indexed bonds.

Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income securities include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, loan participations and assignments, Eurodollar and Yankee dollar instruments, preferred stocks, money market instruments and certain types of derivative instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, short-term U.S. Treasuries and other short-term debt securities.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain embedded leverage.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, a Fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. Each Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

19

The Funds’ Investments

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund, other than Harbor Money Market Fund, may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of a Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio’s losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund (except Harbor Money Market Fund) may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

PORTFOLIO TURNOVER

Each Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from a Fund’s performance. Certain Funds engage in more active and frequent trading than others. For the fiscal year ended October 31, 2008, the portfolio turnover rates for Harbor Bond Fund and Harbor Real Return Fund were 514% and 1,334%, respectively. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for these Funds, the Subadvisers believe that the portfolio transactions are in the best interests of shareholders. Major shareholders of Harbor Short Duration Fund use the Fund for shorter term liquidity purposes and, therefore, there may be frequent purchase and sales activity.

20

[THIS PAGE INTENTIONALLY LEFT BLANK]

21

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago IL 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2008, Robeco Groep N.V., through its investment management subsidiaries, had approximately $154.4 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $33.0 billion as of December 31, 2008.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2008, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2009. This agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor High-Yield Bond Fund	0.60%	0.60%
Harbor Bond Fund	0.47%	0.48%
Harbor Real Return Fund	0.48%	0.48%
Harbor Short Duration Fund	0.20%	0.20%
Harbor Money Market Fund	0.18%	0.20%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

22

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. The following table describes each Fund’s portfolio manager(s), the Subadviser that employs the manager and the manager’s business experience. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

	PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Fixed Income Funds	High-Yield Bond
	Shenkman Capital Management, Inc. employs a team approach. Mr. Shenkman is the Chief Investment Officer of the firm and has responsibility for setting strategies and direction with respect to the firm’s investment operations. Mr. Flanagan, as lead portfolio manager of the Fund, has the primary responsibility for the Fund with the assistance of Mr. Whitley.
	Mark Shenkman Shenkman Capital Management, Inc. 461 Fifth Avenue 22nd Floor New York, NY 10017-6283	2002	President, Chief Investment Officer and Director (since 1985).
	Mark Flanagan, CFA, CPA Shenkman Capital Management, Inc.	2002	Executive Vice President and Portfolio Manager (since 2002).
	Frank Whitley Shenkman Capital Management, Inc.	2002	Executive Vice President and Senior Portfolio Manager (since 1994).
	Bond
	William Gross Pacific Investment Management Co. 840 Newport Center Drive P.O. Box 6430 Newport Beach, CA 92658-6430	1987	Managing Director, PIMCO (since 1994).
	Real Return
	Mihir Worah Pacific Investment Management Co. 840 Newport Center Drive P.O. Box 6430 Newport Beach, CA 92658-6430	2007	Executive Vice President (since 2006), Portfolio Manager (since 2004), Senior Vice President (2004-2006), Vice President (2002-2004), and Financial Engineer (2001-2004), PIMCO.
	Short Duration
	Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc. 200 Park Avenue New York, NY 10166	2003	Portfolio Manager, FFTW (since 2002).
	Money Market
	Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc. 200 Park Avenue New York, NY 10166	2003	Portfolio Manager, FFTW (since 2002).

23

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.09% of the average daily net assets

■      Limited only to eligible retirement plans and financial intermediaries

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.09% of the average daily net assets

■      $50,000* minimum investment in each Fund

■      Available to individual and institutional investors

■      12b-1 fee of up to 0.25% of average daily net assets

■      Transfer agent fee of up to 0.21% of the average daily net assets

■      $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

24

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

25

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

26

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our web site at: www.harborfunds.com

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

27

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

28

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050	If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.	If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com

If your account has Internet exchange privileges, you may submit an order to exchange shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

29

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor High-Yield Bond Fund charges a 1% redemption fee on shares that are redeemed before they have been held for 9 months.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the “Accounts Below Share Class Minimums” exchange policy. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through a systematic withdrawal plan; (vii) redemptions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

30

Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Services Group at: 1-800-422-1050

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

31

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

32

Shareholder and Account Policies

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, systematic exchange or systematic withdrawal plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction

33

Shareholder and Account Policies

information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Short Duration Fund and Harbor Money Market Fund, although both Funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Harbor Money Market Fund values its securities at amortized cost. Each of the other Funds generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if

34

Shareholder and Account Policies

the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international Funds calculate their net asset values.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions.

35

Shareholder and Account Policies

Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

36

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any capital gains annually in December. Each of Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Short Duration Fund declares and pays any dividends from net investment income monthly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each of Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund expect any distributions to be from both capital gain and income. Each of Harbor Short Duration Fund and Harbor Money Market Fund expect any distributions to be primarily from income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

37

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TELEPHONE SERVICES

1-800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

38

Investor Services

Shareholders participating in an automatic investment plan, systematic exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic/systematic plans without notice to participating shareholders.

Your automatic investment plan, systematic exchange plan, systematic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 1-800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

CHECKWRITING FOR HARBOR MONEY MARKET FUND

Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRA accounts. Individual checks must be for $500 or more. All check are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.

You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.

Call the Shareholder Servicing Agent at 1-800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 1-800-422-1050 to request an Automatic Options form or you may download the form from our web site at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our web site by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future systematic investment plan purchases.

By using the automatic investment or systematic exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

SYSTEMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

39

Investor Services

SYSTEMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

40

[THIS PAGE INTENTIONALLY LEFT BLANK]

41

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Return of Capital	Total Distributions	Proceeds from Redemption Fees
HARBOR HIGH-YIELD BOND FUND
Institutional Class
October 31, 2008	$10.92	$.67	[a]	$(2.37)	$(1.70)	$(.70)	$—	$—	$(.70)	$.01
October 31, 2007	10.98	.75	[a]	(.04)	.71	(.71)	(.07)	—	(.78)	.01
October 31, 2006	10.91	.76	[a]	.14	.90	(.79)	(.04)	—	(.83)	—	[f]
October 31, 2005	11.38	.77	[a]	(.42)	.35	(.68)	(.15)	—	(.83)	.01
October 31, 2004	11.10	.75	[a]	.35	1.10	(.82)	—	—	(.82)	—	[f]
Administrative Class
October 31, 2008	$10.92	$.69	[a]	$(2.43)	$(1.74)	$(.67)	$—	$—	$(.67)	$(.02)
October 31, 2007	10.97	.79	[a]	(.09)	.70	(.68)	(.07)	—	(.75)	[f]
October 31, 2006	10.91	.89	[a]	(.02)	.87	(.77)	(.04)	—	(.81)	—	[f]
October 31, 2005	11.38	1.24	[a]	(.90)	.34	(.66)	(.15)	—	(.81)	—	[f]
October 31, 2004	11.10	(.02)[a]		1.09	1.07	(.79)	—	—	(.79)	.02
Investor Class
October 31, 2008	$10.92	$.67	[a]	$(2.43)	$(1.76)	$(.65)	$—	$—	$(.65)	.02
October 31, 2007	10.98	.75	[a]	(.07)	.68	(.67)	(.07)	—	(.74)	[f]
October 31, 2006	10.91	.71	[a]	.14	.85	(.74)	(.04)	—	(.78)	—	[f]
October 31, 2005	11.39	.70	[a]	(.40)	.30	(.63)	(.15)	—	(.78)	—	[f]
October 31, 2004	11.11	.62	[a]	.43	1.05	(.77)	—	—	(.77)	—	[f]
HARBOR BOND FUND
Institutional Class
October 31, 2008	$11.79	$.54	[a]	$(.41)	$(.13)	$(.66)	$(.02)	$—	$(.68)	N/A
October 31, 2007	11.78	.54	[a]	.13	.67	(.66)	—	—	(.66)	N/A
October 31, 2006	11.61	.51	[a]	.06	.57	(.39)	(.01)	—	(.40)	N/A
October 31, 2005	12.24	.45	[a]	(.28)	.17	(.50)	(.30)	—	(.80)	N/A
October 31, 2004	11.89	.16	[a]	.68	.84	(.23)	(.26)	—	(.49)	N/A
Administrative Class
October 31, 2008	$11.78	$.53	[a]	$(.43)	$(.10)	$(.63)	$(.02)	$—	$(.65)	N/A
October 31, 2007	11.77	.53	[a]	.12	.65	(.64)	—	—	(.64)	N/A
October 31, 2006	11.61	.49	[a]	.05	.54	(.37)	(.01)	—	(.38)	N/A
October 31, 2005	12.24	.46	[a]	(.31)	.15	(.48)	(.30)	—	(.78)	N/A
October 31, 2004	11.89	.32	[a]	.49	.81	(.20)	(.26)	—	(.46)	N/A
HARBOR REAL RETURN FUND
Institutional Class
October 31, 2008	$9.93	$.40	[a]	$(.93)	$(.53)	$(.38)	$—	$—	$(.38)	N/A
October 31, 2007	9.83	.47	[a]	.13	.60	(.47)	(.03)	—	(.50)	N/A
October 31, 2006[a]	10.00	.39	[a]	(.22)	.17	(.34)	—	—	(.34)	N/A
Administrative Class
October 31, 2008	$9.93	$.54	[a]	$(1.11)	$(.57)	$(.34)	$—	$—	$(.34)	N/A
October 31, 2007	9.83	.48	[a]	.09	.57	(.44)	(.03)	—	(.47)	N/A
October 31, 2006[a]	10.00	.40	[a]	(.25)	.15	(.32)	—	—	(.32)	N/A
HARBOR SHORT DURATION FUND
Institutional Class
October 31, 2008	$8.25	$.31	[a]	$(.34)	$(.03)	$(.37)	$—	$—	$(.37)	N/A
October 31, 2007	8.24	.40	[a]	(.04)	.36	(.35)	—	—	(.35)	N/A
October 31, 2006	8.27	.30	[a]	.08	.38	(.39)	—	(.02)	(.41)	N/A
October 31, 2005	8.41	.35	[a]	(.17)	.18	(.32)	—	—	(.32)	N/A
October 31, 2004	8.57	.26	[a]	(.14)	.12	(.28)	—	—	(.28)	N/A
Administrative Class
October 31, 2008	$8.24	$(.84)[a]		$.78	$(.06)	$(.35)	$—	$—	$(.35)	N/A
October 31, 2007	8.23	.37	[a]	(.03)	.34	(.33)	—	—	(.33)	N/A
October 31, 2006	8.26	.28	[a]	.09	.37	(.37)	—	(.03)	(.40)	N/A
October 31, 2005	8.41	.33	[a]	(.18)	.15	(.30)	—	—	(.30)	N/A
October 31, 2004	8.57	9.80	[a]	(9.69)	.11	(.27)	—	—	(.27)	N/A
See	page 44 for notes to the Financial Highlights.

42

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2,3]	Ratio of Net Expenses to Average Net Assets (%)[3]		Ratio of Net Expenses Excluding Interest Expense to Average Net Assets (%)	Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$8.53	$47,862	(16.37)%[b]		.88%	.77%[a]		—%	6.90%[a]		65%
10.92	44,312	6.70	[b]	.95	.82	[a]	—	7.15	[a]	66
10.98	28,727	8.56	[b]	1.06	.81	[a]	—	7.01	[a]	63
10.91	31,547	3.24	[b]	.91	.82	[a]	—	6.67	[a]	42
11.38	66,715	10.93	[b]	.94	.85	[a]	—	6.85	[a]	109

$8.53	$501	(16.59)%[b]		1.12%	1.02%[a]		—%	6.67%[a]		65%
10.92	595	6.54	[b]	1.20	1.07	[a]	—	6.89	[a]	66
10.97	524	8.22	[b]	1.30	1.05	[a]	—	6.79	[a]	63
10.91	2	3.05	[b]	— [e]	—	[a,e]	—	—	[a,e]	42
11.38	1	10.49	[b]	1.16	1.01	[a]	—	7.00	[a]	109

$8.53	$6,993	(16.72)%[b]		1.25%	1.14%[a]		—%	6.60%[a]		65%
10.92	5,711	6.31	[b]	1.33	1.20	[a]	—	6.76	[a]	66
10.98	4,662	8.15	[b]	1.46	1.21	[a]	—	6.63	[a]	63
10.91	4,047	2.71	[b]	1.34	1.25	[a]	—	6.26	[a]	42
11.39	3,586	10.41	[b]	1.36	1.27	[a]	—	6.37	[a]	109

$11.24	$3,667,809.95%[b]			.58%	.55%[a]		—%	4.47%[a]		514%
11.79	2,650,770	5.97	[b]	.57	.56	[a]	—	4.73	[a]	213
11.78	2,307,286	5.10	[b]	.60	.58	[a]	—	4.34	[a]	312
11.61	1,931,651	1.42	[b]	.60	.58	[a]	—	3.39	[a]	332
12.24	1,546,602	6.59	[b]	.60	.57	[a]	—	2.21	[a]	311

$11.23	$74,208.71%[b]			.83%	.80%[a]		—%	4.22%[a]		514%
11.78	42,557	5.71	[b]	.82	.81	[a]	—	4.50	[a]	213
11.77	38,590	4.76	[b]	.85	.83	[a]	—	4.10	[a]	312
11.61	31,953	1.18	[b]	.85	.83	[a]	—	3.17	[a]	332
12.24	18,205	6.33	[b]	.85	.81	[a]	—	1.94	[a]	311

$9.02	$81,832	(5.80)%[b]		.74%	.57%[a]		—%	3.93%[a]		1,334%
9.93	25,431	6.31	[b]	1.12	.56	[a]	—	4.62	[a]	661
9.83	12,057	1.77	[b,d]	1.83 [c]	.57	[a,c]	—	5.09	[a,c]	410 [d]

$9.02	$468	(6.10)%[b]		1.03%	.82%[a]		—%	3.69%[a]		1.334%
9.93	1,077	6.05%[b]		1.35	.82	[a]	—	4.13	[a]	661
9.83	1,015	1.56	[b,d]	2.08 [c]	.82	[a,c]	—	4.28	[a,c]	410 [d]

$7.85	$67,566	(.37)%[b]		.42%	.41%[a]		.38%[a]	3.72%[a]		78%
8.25	69,379	4.43	[b]	.58	.49	[a]	.39 [a]	4.69	[a]	59
8.24	77,264	4.82	[b]	.53	.39	[a]	.39 [a]	4.21	[a]	79
8.27	53,353	2.17	[b]	.52	.40	[a]	.39 [a]	3.41	[a]	159
8.41	93,910	1.43	[b]	.45	.31	[a]	.31 [a]	2.65	[a]	324

$7.83	$68	(.73)%[b]		.68%	.66	[a]	.63%[a]	3.47%[a]		78%
8.24	2,377	4.20	[b]	.84	.75	[a]	.64 [a]	4.45	[a]	59
8.23	1,789	4.59	[b]	.78	.64	[a]	.64 [a]	3.95	[a]	79
8.26	1,556	1.82	[b]	.76	.64	[a]	.64 [a]	3.20	[a]	159
8.41	1,446	1.24	[b]	.70	.55	[a]	.55 [a]	2.48	[a]	324

43

Financial Highlights — Continued

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Return of Capital	Total Distributions	Proceeds from Redemption Fees
HARBOR MONEY MARKET FUND
Institutional Class
October 31, 2008	$1.00	$.03	[a]	$—	$.03	$(.03)	$—	$—	$(.03)	N/A
October 31, 2007	1.00	.05	[a]	—	.05	(.05)	—	—	(.05)	N/A
October 31, 2006	1.00	.04	[a]	—	.04	(.04)	—	—	(.04)	N/A
October 31, 2005	1.00	.03	[a]	—	.03	(.03)	—	—	(.03)	N/A
October 31, 2004	1.00	—		—	—	—	—	—	—	N/A
Administrative Class
October 31, 2008	$1.00	.03	[a]	$—	$.03	$(.03)	$—	$—	$(.03)	N/A
October 31, 2007	1.00	.05	[a]	—	.05	(.05)	—	—	(.05)	N/A
October 31, 2006	1.00	.04	[a]	—	.04	(.04)	—	—	(.04)	N/A
October 31, 2005	1.00	.02	[a]	—	.02	(.02)	—	—	(.02)	N/A
October 31, 2004	1.00	—		—	—	—	—	—	—	N/A
[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements. (See Note 4 to Financial Statements).
[3]	Includes interest expense for all periods presented, where applicable.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Assets in this class were too small to incur any income or expense.
[f]	Less than $0.01.

44

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2,3]	Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Expenses Excluding Interest Expense to Average Net Assets (%)	Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$1.00	$238,954	3.04%[b]		.32	.28%[a]		—%	2.97%[a]		N/A
1.00	215,668	5.18	[b]	.35	.28	[a]	—	5.06	[a]	N/A
1.00	187,832	4.60	[b]	.44	.32	[a]	—	4.59	[a]	N/A
1.00	120,041	2.55	[b]	.47	.35	[a]	—	2.52	[a]	N/A
1.00	117,561.94		[b]	.45	.29	[a]	—	.94	[a]	N/A

$1.00	$13	2.79	[b]	.56	.53%[a]		—%	2.73%[a]		N/A
1.00	5,362	4.92%[b]		.60	.53	[a]	—	4.82	[a]	N/A
1.00	4,602	4.34	[b]	.69	.57	[a]	—	4.29	[a]	N/A
1.00	3,896	2.29	[b]	.72	.60	[a]	—	2.30	[a]	N/A
1.00	3,362.60		[b]	.70	.53	[a]	—	.74	[a]	N/A

45

Harbor Fixed Income Funds Details

Share prices are available on our web site at www.harborfunds.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	024	HYFAX	411511553
Administrative Class	224	HYFRX	411511546
Investor Class	424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	014	HABDX	411511108
Administrative Class	214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	025	HARRX	411511520
Administrative Class	225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	016	HASDX	411511702
Administrative Class	216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	015	HARXX	411511405
Administrative Class	215	HRMXX	411511660

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our web site at www.harborfunds.com.

46

Harbor’s Privacy Statement

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors, Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc. These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted or required by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms, as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security, such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

We recommend that you read and retain this notice for your personal files

47

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

03/2009/181,500

111 South Wacker Drive, 34th Floor	Chicago, Illinois 60606-4302	1.800.422.1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds’ annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	1.800.422.1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676FD.P.FIF